UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
CONSUMER DISCRETIONARY — 9.6%
AMC Networks, Cl A*	26,500	$1,928,935
Comcast, Cl A	44,000	2,451,240
Home Depot	19,700	2,477,472
Time Warner	37,900	2,669,676
VF	40,500	2,535,300

		12,062,623

CONSUMER STAPLES — 9.6%
Colgate-Palmolive	41,600	2,809,248
General Mills	35,700	2,017,407
JM Smucker	21,100	2,707,552
McCormick	32,600	2,867,822
PepsiCo	15,600	1,549,080

		11,951,109

ENERGY — 8.7%
Chevron	29,700	2,568,159
EOG Resources	32,400	2,301,048
EQT	17,000	1,049,580
Exxon Mobil	33,500	2,607,975
Marathon Petroleum	25,600	1,069,824
Schlumberger	17,400	1,257,498

		10,854,084

FINANCIAL SERVICES — 19.6%
American International Group	55,100	3,112,048
Bank of America	227,800	3,221,092
Chubb	25,100	2,838,057
CIT Group	1,400	41,090
Hartford Financial Services Group	58,800	2,362,584
Invesco	68,700	2,056,191
JPMorgan Chase	72,400	4,307,800
PayPal Holdings*	62,400	2,255,136
Wells Fargo	84,700	4,254,481

		24,448,479

HEALTH CARE — 13.3%
Abbott Laboratories	63,100	2,388,335
Aetna	23,200	2,362,688
Becton Dickinson	16,800	2,442,216
Cardinal Health	32,000	2,603,840
Cigna	18,400	2,458,240
Johnson & Johnson	41,200	4,302,928

		16,558,247

MATERIALS & PROCESSING — 2.1%
Sherwin-Williams	10,100	2,582,267

PRODUCER DURABLES — 14.9%
Boeing	18,100	2,174,353

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — continued
Booz Allen Hamilton Holding, Cl A	95,200	$2,693,208
FedEx	13,300	1,767,304
General Dynamics	27,900	3,732,183
Honeywell International	24,900	2,569,680
Raytheon	11,100	1,423,464
Union Pacific	30,300	2,181,600
United Technologies	23,900	2,095,791

		18,637,583

REAL ESTATE INVESTMENT TRUST — 2.0%
Simon Property Group	13,600	2,533,408

TECHNOLOGY — 9.2%
Amdocs	68,600	3,755,164
Apple	22,800	2,219,352
DST Systems	24,500	2,582,545
Texas Instruments	54,781	2,899,559

		11,456,620

UTILITIES — 7.1%
Nextera Energy	26,400	2,949,144
Verizon Communications	59,900	2,993,203
WEC Energy Group	54,100	2,987,943

		8,930,290

Total Common Stock (Cost $93,069,250)		120,014,710

SHORT-TERM INVESTMENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $3,938,028)	3,938,028	3,938,028

Total Investments — 99.3% (Cost $97,007,278) †		$123,952,738

Percentages are based upon Net Assets of $124,875,820.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $97,007,278, and the unrealized appreciation and depreciation were $30,170,534 and $(3,225,074), respectively.

As of January 31, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
CONSUMER DISCRETIONARY — 18.4%
Dick’s Sporting Goods	23,000	$898,840
Foot Locker	18,100	1,222,836
Genuine Parts	13,600	1,171,912
H&R Block	30,400	1,035,120
Home Depot	12,325	1,549,992
Lear	6,025	625,576
Thor Industries	12,131	636,028
Time Warner	21,625	1,523,265
TJX	25,950	1,848,678
Walt Disney	9,700	929,454

		11,441,701

CONSUMER STAPLES — 10.4%
Colgate-Palmolive	24,225	1,635,914
CVS Health	18,750	1,811,063
McCormick	17,800	1,565,866
PepsiCo	14,550	1,444,815

		6,457,658

ENERGY — 5.2%
Chevron	18,200	1,573,754
Exxon Mobil	21,100	1,642,635

		3,216,389

FINANCIAL SERVICES — 13.2%
American International Group	36,200	2,044,576
Chubb	18,800	2,125,716
Invesco	63,050	1,887,086
Wells Fargo	42,800	2,149,844

		8,207,222

HEALTH CARE — 16.9%
Aetna	12,900	1,313,736
Cardinal Health	28,160	2,291,379
Gilead Sciences	16,200	1,344,600
Johnson & Johnson	22,726	2,373,504
McKesson	7,450	1,199,301
UnitedHealth Group	17,025	1,960,599

		10,483,119

PRODUCER DURABLES — 15.7%
Boeing	10,150	1,219,319
FedEx	9,130	1,213,194
General Dynamics	15,450	2,066,747
Honeywell International	21,550	2,223,960
Lockheed Martin	6,200	1,308,200
Union Pacific	23,335	1,680,120

		9,711,540

TECHNOLOGY — 17.6%
Accenture, Cl A	17,725	1,870,696
Amdocs	43,086	2,358,528
Apple	33,450	3,256,023

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — continued
Microsoft	33,200	$1,828,988
Texas Instruments	30,075	1,591,870

		10,906,105

UTILITIES — 2.1%
Sempra Energy	13,950	1,321,763

Total Common Stock (Cost $57,096,357)		61,745,497

SHORT-TERM INVESTMENT — 0.5%
Federated Prime Money Market Obligations Fund, 0.034% (A) (Cost $312,430)	312,430	312,430

Total Investments — 100.0% (Cost $57,408,787) †		$62,057,927

Percentages are based upon Net Assets of $62,058,580.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $57,408,787, and the unrealized appreciation and depreciation were $7,401,017 and $(2,751,877) respectively.

Cl – Class

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
CONSUMER DISCRETIONARY — 19.5%
AMC Networks, Cl A*	28,600	$2,081,794
BorgWarner	71,400	2,096,304
Cable One	1,200	515,988
Cedar Fair LP (A)	19,600	1,060,948
Dick’s Sporting Goods	46,900	1,832,852
Dillard’s, Cl A	14,714	1,036,013
H&R Block	63,100	2,148,555
Helen of Troy*	23,500	2,100,195
Jarden*	44,100	2,339,505
Mattel	38,800	1,070,492
Mohawk Industries*	12,200	2,030,202
Time	140,400	2,106,000

		20,418,848

CONSUMER STAPLES — 8.4%
Dr. Pepper Snapple Group	14,800	1,388,832
Edgewell Personal Care	14,400	1,065,744
Energizer Holdings	64,800	2,076,192
JM Smucker	20,800	2,669,056
Mead Johnson Nutrition, Cl A	21,500	1,558,535

		8,758,359

ENERGY — 3.0%
Memorial Resource Development*	64,400	1,024,604
PDC Energy*	20,600	1,171,522
RSP Permian*	41,000	965,550

		3,161,676

FINANCIAL SERVICES — 12.8%
BankUnited	61,500	2,072,550
Broadridge Financial Solutions	23,750	1,272,050
CIT Group	5,600	164,360
East West Bancorp	30,500	988,810
Equifax	15,600	1,650,480
Hartford Financial Services Group	58,300	2,342,494
Home BancShares	27,600	1,068,396
PrivateBancorp, Cl A	33,399	1,256,804
Wintrust Financial	37,400	1,574,166
Zions Bancorporation	44,000	997,920

		13,388,030

HEALTH CARE — 14.9%
Cooper	16,300	2,137,745
CR Bard	16,800	3,078,936
Haemonetics*	45,700	1,445,948
Patterson	50,900	2,161,214
PerkinElmer	24,700	1,193,504
Premier, Cl A*	71,400	2,280,516

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Teleflex	24,100	$3,270,129

		15,567,992

MATERIALS & PROCESSING — 4.7%
Albemarle	25,172	1,325,054
PolyOne	70,350	1,903,671
WestRock	46,777	1,650,293

		4,879,018

PRODUCER DURABLES — 14.6%
BE Aerospace	30,500	1,233,725
Booz Allen Hamilton Holding, Cl A	92,300	2,611,167
Darling Ingredients*	600	5,394
FLIR Systems	82,764	2,420,019
Hubbell, Cl B	14,400	1,302,192
Huntington Ingalls Industries	7,800	997,464
Pitney Bowes	148,800	2,913,504
Textron	50,800	1,738,376
Woodward	42,800	1,976,932

		15,198,773

REAL ESTATE INVESTMENT TRUST — 3.3%
Alexandria Real Estate Equities	21,500	1,702,370
Potlatch	34,423	992,759
PS Business Parks	9,100	787,878

		3,483,007

TECHNOLOGY — 10.5%
Amdocs	47,000	2,572,780
Avnet	26,700	1,065,864
Brocade Communications Systems	128,100	1,022,238
IAC	35,900	1,864,646
j2 Global	43,000	3,117,930
NetApp	10,200	223,686
ON Semiconductor*	126,500	1,082,840

		10,949,984

UTILITIES — 4.0%
DTE Energy	30,900	2,626,809
WEC Energy Group	27,200	1,502,256

		4,129,065

Total Common Stock (Cost $98,858,855)		99,934,752

SHORT-TERM INVESTMENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (B) (Cost $3,585,693)	3,585,693	3,585,693

Total Investments — 99.1% (Cost $102,444,548) †		$103,520,445

Percentages are based upon Net Assets of $104,486,245.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2016 (Unaudited)

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At January 31, 2016, this security amounted $1,060,948 or 1.02% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $102,444,548, and the unrealized appreciation and depreciation were $9,614,185 and $(8,538,288), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
CONSUMER DISCRETIONARY — 18.4%
AMC Networks, Cl A*	128,171	$9,329,567
Cable One	14,306	6,151,437
ClubCorp Holdings	490,806	5,874,948
Dick’s Sporting Goods	279,200	10,911,136
Dillard’s, Cl A	72,400	5,097,684
H&R Block	280,750	9,559,537
Helen of Troy*	102,900	9,196,173
Jarden*	122,838	6,516,556
Mattel	170,000	4,690,300
Nordstrom	94,900	4,659,590
Time	657,482	9,862,230

		81,849,158

CONSUMER STAPLES — 4.0%
Dean Foods	235,451	4,704,311
Edgewell Personal Care	62,186	4,602,386
Energizer Holdings	272,486	8,730,451

		18,037,148

ENERGY — 3.4%
Memorial Resource Development*	301,800	4,801,638
PDC Energy*	92,914	5,284,019
RSP Permian*	220,172	5,185,051

		15,270,708

FINANCIAL SERVICES — 14.8%
BankUnited	280,390	9,449,143
Cardtronics*	387,957	11,952,955
CIT Group	23,893	701,260
East West Bancorp	130,796	4,240,407
Equifax	66,710	7,057,918
First Financial Bancorp	120,810	1,932,960
Home BancShares	132,600	5,132,946
Opus Bank	137,800	4,546,022
PrivateBancorp, Cl A	245,886	9,252,690
Wintrust Financial	203,858	8,580,383
Zions Bancorporation	194,400	4,408,992

		67,255,676

HEALTH CARE — 14.7%
CONMED	115,437	4,264,243
Cooper	73,400	9,626,410
Haemonetics*	298,994	9,460,170
Halyard Health*	111,570	2,766,936
Integra LifeSciences Holdings*	91,980	5,652,171
Patterson	223,000	9,468,580
PerkinElmer	92,152	4,452,785
Premier, Cl A*	217,806	6,956,723

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Teleflex	102,587	$13,920,030

		66,568,048

MATERIALS & PROCESSING — 10.8%
Albemarle	93,445	4,918,945
Apogee Enterprises	172,966	6,880,587
Boise Cascade*	315,038	6,508,685
Cedar Fair	87,500	4,736,375
Continental Building Products*	278,400	4,159,296
KapStone Paper and Packaging	475,652	7,030,136
PolyOne	327,065	8,850,379
Trex*	136,960	5,144,218

		48,228,621

PRODUCER DURABLES — 15.2%
BE Aerospace	107,226	4,337,292
Booz Allen Hamilton Holding, Cl A	398,402	11,270,792
Darling Ingredients*	2,600	23,374
FLIR Systems	325,900	9,529,316
Herman Miller	359,653	9,214,310
Huntington Ingalls Industries	34,000	4,347,920
OSI Systems*	60,100	3,294,682
Pitney Bowes	632,903	12,392,241
TrueBlue*	231,925	5,297,167
Woodward	171,583	7,925,419

		67,632,513

REAL ESTATE INVESTMENT TRUST — 4.4%
Alexandria Real Estate Equities	108,085	8,558,170
Potlatch	249,100	7,184,044
STAG Industrial	243,500	4,122,455

		19,864,669

TECHNOLOGY — 12.0%
Amdocs	226,828	12,416,565
AVG Technologies*	602,329	11,365,948
Brocade Communications Systems	785,700	6,269,886
IAC	141,100	7,328,734
j2 Global	169,896	12,319,159
ON Semiconductor*	548,966	4,699,149

		54,399,441

Total Common Stock (Cost $427,913,894)		439,105,982

SHORT-TERM INVESTMENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $5,657,255)	5,657,255	5,657,255

Total Investments — 98.2% (Cost $433,571,149) †		$444,763,237

Percentages are based upon Net Assets of $452,737,481.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2016 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $433,571,149, and the unrealized appreciation and depreciation were $46,497,264 and $(35,305,176), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
CONSUMER DISCRETIONARY — 15.1%
ClubCorp Holdings	148,330	$1,775,510
Hibbett Sports*	46,700	1,501,872
International Speedway, Cl A	82,275	2,808,869
Knoll	74,450	1,366,157
Lithia Motors, Cl A	32,800	2,511,496
Marcus	141,243	2,675,142
Oxford Industries	39,200	2,738,512
Rent-A-Center, Cl A	76,622	1,043,592
Time	191,900	2,878,500

		19,299,650

CONSUMER STAPLES — 2.1%
J&J Snack Foods	24,717	2,668,942

ENERGY — 6.3%
Callon Petroleum*	271,600	1,860,460
Matrix Service*	71,734	1,360,076
RSP Permian*	104,265	2,455,441
Synergy Resources*	376,059	2,384,214

		8,060,191

FINANCIAL SERVICES — 19.0%
AMERISAFE	33,937	1,731,126
Berkshire Hills Bancorp	89,910	2,497,700
Chemical Financial	87,250	2,779,785
Columbia Banking System	86,400	2,560,032
Employers Holdings	110,788	2,759,729
Glacier Bancorp	111,600	2,632,644
Heritage Commerce	120,486	1,181,968
LegacyTexas Financial Group	120,385	2,351,119
Opus Bank	79,445	2,620,890
Safety Insurance Group	24,404	1,376,874
Wintrust Financial	43,945	1,849,645

		24,341,512

HEALTH CARE — 6.9%
CONMED	66,600	2,460,204
Everyday Health*	160,637	738,930
Haemonetics*	41,798	1,322,489
Integra LifeSciences Holdings*	24,817	1,525,005
Omnicell*	97,000	2,715,030

		8,761,658

MATERIALS & PROCESSING — 12.9%
A Schulman	108,682	2,751,828
Apogee Enterprises	59,200	2,354,976
Boise Cascade*	125,186	2,586,343
Continental Building Products*	163,128	2,437,132
KapStone Paper and Packaging	150,600	2,225,868

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Trex*	76,615	$2,877,660
US Silica Holdings	70,590	1,316,503

		16,550,310

PRODUCER DURABLES — 15.1%
Alamo Group	26,052	1,381,537
Gorman-Rupp	57,759	1,468,234
Heartland Express	145,500	2,495,325
Herman Miller	101,700	2,605,554
Kaman	70,787	2,820,154
Kelly Services, Cl A	81,292	1,347,821
Littelfuse	27,113	2,762,815
OSI Systems*	32,164	1,763,230
Rush Enterprises, Cl A*	63,373	1,210,425
TrueBlue*	65,028	1,485,240

		19,340,335

REAL ESTATE INVESTMENT TRUST — 10.9%
CyrusOne	69,000	2,542,650
Potlatch	47,600	1,372,784
PS Business Parks	22,533	1,950,907
STAG Industrial	143,603	2,431,199
Summit Hotel Properties	264,453	2,684,198
Terreno Realty	129,906	2,920,287

		13,902,025

TECHNOLOGY — 4.4%
AVG Technologies*	95,200	1,796,424
DTS*	96,473	2,149,418
MKS Instruments	46,100	1,633,784

		5,579,626

UTILITIES — 4.0%
ALLETE	47,730	2,524,917
NorthWestern	46,300	2,585,392

		5,110,309

Total Common Stock (Cost $127,658,055)		123,614,558

SHORT-TERM INVESTMENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $4,205,497)	4,205,497	4,205,497

Total Investments — 100.0% (Cost $131,863,552)		$127,820,055

Percentages are based upon Net Assets of $127,773,016.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2016 (Unaudited)

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

†	At January 31, 2016 the tax basis cost of the Fund’s investments was $131,863,552, and the unrealized appreciation and depreciation were $11,655,188 and $(15,698,685), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.8%
	Shares	Value
CONSUMER DISCRETIONARY — 3.0%
Macquarie Infrastructure Co Trust	9,000	$603,540

ENERGY — 75.1%
Anadarko Petroleum	6,300	246,267
Columbia Pipeline Group	32,800	608,440
CONSOL Energy	36,900	292,986
Dominion Midstream Partners (A)	19,900	555,210
Enbridge	27,500	951,500
Enbridge Energy Escrow*	74,977	—
Enbridge Energy Management LLC	23,582	411,506
Energy Transfer Equity LP (A)	33,050	286,874
Energy Transfer Partners (A)	13,855	412,048
EnLink Midstream LLC	35,500	449,075
EOG Resources	4,400	312,488
EQT	7,800	481,572
EQT Midstream Partners LP (A)	7,300	496,911
GasLog Partners LP (A)	30,900	441,870
Kinder Morgan	44,600	733,670
Magellan Midstream Partners LP (A)	6,000	385,380
Marathon Petroleum	8,700	363,573
MPLX (A)	12,971	399,117
NextEra Energy Partners LP (A)	22,100	596,479
Occidental Petroleum	7,900	543,757
ONEOK	14,400	358,704
Phillips 66 Partners (A)	8,600	487,448
Plains GP Holdings LP, Cl A	41,400	331,200
Schlumberger	900	65,043
SemGroup, Cl A	11,050	244,647
Spectra Energy	29,200	801,540
Spectra Energy Partners (A)	9,600	402,336
Summit Midstream Partners LP (A)	21,827	410,784
Sunoco Logistics Partners LP (A)	20,800	463,216
Targa Resources	15,800	355,026
TransCanada	24,200	836,352
Valero Energy Partners LP (A)	8,502	377,319
VTTI Energy Partners LP (A)	25,836	412,084
Western Gas Partners LP (A)	11,500	375,935
Williams	24,900	480,570

		15,370,927

UTILITIES — 8.7%
Dominion Resources	7,600	548,492
NiSource	28,400	596,684
Sempra Energy	6,800	644,300

		1,789,476

Total Common Stock (Cost $26,628,753)		17,763,943

PREFERRED STOCK — 3.5%
	Shares	Value
ENERGY — 3.5%
Anadarko Petroleum, 7.500%*	13,300	$366,415
Kinder Morgan, 9.750%*	8,100	349,515

Total Preferred Stock (Cost $1,010,597)		715,930

SHORT-TERM INVESTMENT — 8.8%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (B) (Cost $1,809,711)	1,809,711	1,809,711

Total Investments — 99.1% (Cost $29,449,061) †		$20,289,584

Percentages are based upon Net Assets of $20,469,511.

(A)	Securities considered Master Limited Partnerships. At January 31, 2016, these securities amounted $6,503,011 or 31.8% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2016.

*	Non-income producing security.

Cl – Class

LLC – Limited Liability Company

LP – Limited Partnership

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $29,449,061, and the unrealized appreciation and depreciation were $307,021 and $(9,466,498), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities. For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 50.1%
	Shares	Value
CONSUMER DISCRETIONARY — 3.8%
Comcast, Cl A	1,003,000	$55,877,130
Time Warner	453,700	31,958,628

		87,835,758

CONSUMER STAPLES — 5.4%
General Mills	1,123,998	63,517,127
PepsiCo	621,300	61,695,090

		125,212,217

ENERGY — 6.8%
Enterprise Products Partners LP	1,845,182	44,118,302
Magellan Midstream Partners LP	446,634	28,687,302
Occidental Petroleum	438,863	30,206,940
Spectra Energy	762,000	20,916,900
Tesoro Logistics (A)	233,000	10,328,890
Western Gas Partners LP (A)	662,569	21,659,381

		155,917,715

FINANCIAL SERVICES — 9.5%
Capital One Financial	160,395	10,525,120
Chubb	278,248	31,461,501
Hartford Financial Services Group	1,366,067	54,888,572
MetLife	673,561	30,074,499
US Bancorp	1,498,200	60,017,892
Wells Fargo	626,200	31,454,026

		218,421,610

HEALTH CARE — 6.6%
Abbott Laboratories	760,800	28,796,280
Becton Dickinson	408,700	59,412,719
Johnson & Johnson	618,900	64,637,916

		152,846,915

PRODUCER DURABLES — 8.2%
Boeing	213,135	25,603,908
General Dynamics	219,076	29,305,796
General Electric	1,218,700	35,464,170
Honeywell International	609,314	62,881,205
Raytheon	266,943	34,232,770

		187,487,849

REAL ESTATE INVESTMENT TRUST — 5.1%
Alexandria Real Estate Equities	569,924	45,126,582
Boston Properties	405,218	47,090,384
PS Business Parks	283,364	24,533,655

		116,750,621

TECHNOLOGY — 1.4%
Microsoft	598,900	32,993,401

UTILITIES — 3.3%
Nextera Energy	331,400	37,020,694

COMMON STOCK — continued
	Shares/Face Amount	Value
UTILITIES — continued
Southern	780,260	$38,170,319

		75,191,013

Total Common Stock (Cost $1,030,757,283)		1,152,657,099

PREFERRED STOCK — 12.3%
ENERGY — 0.8%
Kinder Morgan, 9.750%*	431,000	18,597,650

FINANCIAL SERVICES — 10.3%
Bank of America, Ser 5, 4.000% (B)	1,100,506	23,077,611
Bank of America, Ser D, 6.204%	1,102,112	28,577,764
BB&T, Ser D, 5.850%	1,089,173	28,536,333
JPMorgan Chase, 5.500%	2,714,499	68,432,520
PNC Financial Services Group, Ser Q, 5.375%	793,996	20,373,937
US Bancorp, 3.500% (B)	1,574,298	34,225,238
Wells Fargo, 5.850% (B)	1,331,420	34,417,207

		237,640,610

REAL ESTATE INVESTMENT TRUST — 1.2%
Public Storage, 5.900%	1,056,385	27,032,892

Total Preferred Stock (Cost $274,429,257)		283,271,152

CORPORATE OBLIGATIONS — 8.3%
ENERGY — 1.2%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	2,791,335
Occidental Petroleum 2.700%, 02/15/23	11,500,000	10,650,897
Total Capital International 2.700%, 01/25/23	13,750,000	13,045,629

		26,487,861

FINANCIAL SERVICES — 3.7%
Bank of America MTN 5.650%, 05/01/18	9,000,000	9,654,354
Bank of New York Mellon 4.950%, 06/20/20 (B)	18,000,000	17,758,800
Barclays Bank, Ser 1 5.000%, 09/22/16	4,350,000	4,454,948
Citigroup 5.900%, 12/29/49 (B)	25,000,000	24,562,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
MetLife 5.250%, 12/29/49 (B)	$18,000,000	$17,583,750
Toyota Motor Credit MTN 1.750%, 05/22/17	12,000,000	12,088,200

		86,102,552

PRODUCER DURABLES — 1.0%
General Electric 5.000%, 12/29/49 (B)	$21,603,000	22,197,083
4.000%, 12/29/49 (B)	750	720

		22,197,803

TECHNOLOGY — 2.4%
Apple 0.584%, 05/03/18 (B)	24,000,000	23,936,064
Intel 3.300%, 10/01/21	14,000,000	14,808,556
Oracle 3.625%, 07/15/23	15,000,000	15,848,460

		54,593,080

Total Corporate Obligations (Cost $188,241,443)		189,381,296

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
FHLMC 3.750%, 03/27/19	8,000,000	8,648,240
2.375%, 01/13/22	29,000,000	30,158,086
1.750%, 05/30/19	31,500,000	32,085,774
0.500%, 01/27/17	45,000,000	44,913,015

		115,805,115

FNMA 1.125%, 04/27/17	26,000,000	26,125,814
0.625%, 08/26/16	36,000,000	36,010,620

		62,136,434

Total U.S. Government Agency Obligations (Cost $175,990,351)		177,941,549

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bond 3.375%, 11/15/19	12,250,000	13,252,969

U.S. Treasury Note 0.875%, 12/31/16	35,000,000	35,076,580
0.625%, 05/31/17	35,000,000	34,957,615

		70,034,195

Total U.S. Treasury Obligations (Cost $82,708,832) †		83,287,164

CONVERTIBLE BOND — 1.4%
	Face Amount/Shares	Value
TECHNOLOGY — 1.4%
Microchip Technology 1.625%, 02/15/25 (C)	$33,100,000	$31,817,375

(Cost $33,408,444)		31,817,375

SHORT-TERM INVESTMENT — 16.2%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (D) (Cost $373,069,815)	373,069,829	373,069,815

Total Investments — 99.7% (Cost $2,158,605,425) †		$2,291,425,450

Percentages are based upon Net Assets of $2,299,375,448.

(A)	Securities considered Master Limited Partnerships. At January 31, 2016, these securities amounted $31,988,271 or 4.5% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2016.

(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(D)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $2,158,605,425, and the unrealized appreciation and depreciation were $200,290,020 and $(67,469,995), respectively.

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,152,657,099	$—	$—	$1,152,657,099
Preferred Stock	283,271,152	—	—	283,271,152
Corporate Obligations	—	189,381,296	—	189,381,296
U.S. Government Agency Obligations	—	177,941,549	—	177,941,549
U.S. Treasury Obligations	—	83,287,164	—	83,287,164
Convertible Bond	—	31,817,375	—	31,817,375
Short-Term Investment	373,069,815	—	—	373,069,815

Total Investments in Securities	$1,808,998,066	$482,427,384	$—	$2,291,425,450

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 41.9%
	Shares	Value
BELGIUM — 2.1%
Anheuser-Busch InBev	1,070	$134,285

GERMANY — 0.5%
SAP	425	33,697

HONG KONG — 1.8%
AIA Group	21,500	118,403

JAPAN — 3.2%
Keyence	165	76,214
Nippon Telegraph & Telephone ADR	3,200	136,832

		213,046

SWITZERLAND — 1.5%
Novartis	1,275	97,708

UNITED KINGDOM — 6.9%
Close Brothers Group	750	13,775
GlaxoSmithKline	4,800	98,421
Lloyds TSB Group PLC ADR	8,900	33,909
Segro REIT	22,125	138,368
Vodafone Group ADR	5,300	170,660

		455,133

UNITED STATES — 25.9%
Alexandria Real Estate Equities	1,700	134,605
Becton Dickinson	1,110	161,361
Boeing	725	87,094
Boston Properties	1,000	116,210
Capital One Financial	1,775	116,476
Comcast, Cl A	3,000	167,130
Enterprise Products Partners LP	2,825	67,546
General Dynamics	500	66,885
General Electric	1,750	50,925
Hartford Financial Services Group	1,625	65,293
Honeywell International	1,000	103,199
Johnson & Johnson	1,675	174,937
Raytheon	550	70,532
Spectra Energy	2,975	81,663
US Bancorp	1,600	64,096
Wells Fargo	2,550	128,087
Western Gas Partners LP (A)	1,375	44,949

		1,700,988

Total Common Stock (Cost $3,053,504)		2,753,260

PREFERRED STOCK — 22.7%
	Shares/Face Amount	Value
COLOMBIA — 1.0%
Santander Finance Preferred SAU, 4.000% (B)	3,050	$65,362

NETHERLANDS — 7.1%
Aegon, 6.375%	5,150	131,789
Aegon, Ser 1, 4.000% (B)	4,290	98,498
ING Groep, 6.375%	1,598	41,356
ING Groep, 7.050%	2,525	65,776
ING Groep, 7.200%	2,525	65,827
ING Groep, 6.125%	2,575	65,663

		468,909

UNITED KINGDOM — 7.1%
Barclays Bank, 7.100%	2,525	65,650
Barclays Bank, 7.750%	2,525	66,256
Barclays Bank, Ser 2, 6.625%	2,550	65,739
Barclays Bank, 8.125%	2,500	65,800
HSBC Holdings, Ser 2, 8.000%	6,375	166,132
HSBC Holdings, 8.125%	1,250	33,288

		462,865

UNITED STATES — 7.5%
Bank of America, Ser 5, 4.000% (B)	3,800	79,686
Goldman Sachs Group, 4.000% (B)	1,800	35,460
HSBC USA, 3.500% (B)	3,056	67,079
MetLife, Ser A, 4.000% (B)	1,373	33,309
Morgan Stanley, 4.000% (B)	1,900	38,285
US Bancorp, Ser B, 3.500% (B)	6,094	132,483
Wells Fargo, 5.850% (B)	4,100	105,985

		492,287

Total Preferred Stock (Cost $1,500,763)		1,489,423

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
FHLMC 2.375%, 01/13/22	$140,000	145,591
1.750%, 05/30/19	130,000	132,418

		278,009

FNMA 0.625%, 08/26/16	120,000	120,035

		120,035

Total U.S. Government Agency Obligations (Cost $394,932)		398,044

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2016 (Unaudited)

EXCHANGE TRADED FUNDS — 5.1%
	Shares/Face Amount	Value
CANADA — 1.1%
iShares S&P/TSX Capped REIT Index ETF	6,800	$70,383

NETHERLANDS — 2.1%
iShares European Property Yield UCITS ETF	3,500	134,884

UNITED STATES — 1.9%
iShares International Developed ETF	4,550	122,304

Total Exchange Traded Funds (Cost $385,753)		327,571

CONVERTIBLE BOND — 1.4%
UNITED STATES — 1.4%
Microchip Technology 1.625%, 02/15/25 (C)	$97,000	93,241

(Cost $100,604)		93,241

CORPORATE OBLIGATION — 1.1%
UNITED STATES — 1.1%
Bank of New York Mellon 4.950%, 06/20/20 (B)	70,000	69,062

(Cost $69,842)		69,062

SHORT-TERM INVESTMENT — 21.8%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (D) (Cost $1,432,624)	1,432,624	1,432,624

Total Investments — 100.1% (Cost $6,938,022) †		$6,563,225

Percentages are based upon Net Assets of $6,558,916.

(A)	Securities considered Master Limited Partnerships. At January 31, 2016, these securities amounted $44,949 or 0.7% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2016.

(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(D)	The rate reported is the 7-day effective yield as of January 31, 2016.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Ser – Series

S&P – Standard and Poor’s

TSX – Toronto Stock Exchange

UCITS – Undertakings for the Collective Investment of Transferable Securities

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $6,938,022, and the unrealized appreciation and depreciation were $62,868 and $(437,665), respectively.

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,753,260	$—	$—	$2,753,260
Preferred Stock	1,422,344	67,079	—	1,489,423
U.S. Government Agency Obligations	—	398,044	—	398,044
Exchange Traded Funds	327,571	—	—	327,571
Convertible Bond	—	93,241	—	93,241
Corporate Obligation	—	69,062	—	69,062
Short-Term Investment	1,432,624	—	—	1,432,624

Total Investments in Securities	$5,935,799	$627,426	$—	$6,563,225

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-020

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
ARGENTINA — 1.0%
Tenaris	13,601	$141,363

AUSTRIA — 1.3%
Voestalpine	7,087	186,399

BELGIUM — 1.7%
Anheuser-Busch InBev	2,020	255,499

CHINA — 2.4%
CNOOC	118,802	123,476
Lenovo Group	246,791	222,675

		346,151

EGYPT — 1.5%
Commercial International Bank Egypt	52,840	215,687

FRANCE — 5.1%
BNP Paribas	3,957	188,171
Capital Gemini	2,246	205,883
Schneider Electric	4,170	222,715
Total	3,041	135,196

		751,965

GERMANY — 3.3%
Henkel & KGaA	2,253	207,976
SAP	3,426	273,051

		481,027

HONG KONG — 5.1%
AIA Group	38,360	214,783
China Resources Gas Group	85,264	213,284
Samsonite International	55,889	145,321
Wharf Holdings	35,774	167,158

		740,546

JAPAN — 7.5%
Astellas Pharma	13,507	186,384
Japan Tobacco	7,218	282,391
Keyence	535	253,322
Nippon Telegraph & Telephone	6,558	276,514
Ship Healthcare Holdings	4,417	105,218

		1,103,829

MEXICO — 1.2%
Genomma Lab Internacional, Cl B*	269,901	181,990

NETHERLANDS — 1.9%
ING Groep	12,588	145,820
Unilever	2,977	133,007

		278,827

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — 1.3%
Ayala Land	289,374	$191,766

SOUTH KOREA — 3.4%
Hanon Systems*	6,481	284,992
Samsung Electronics	224	216,315

		501,307

SPAIN — 0.6%
Banco Popular Espanol	32,711	87,992

SWITZERLAND — 4.1%
Roche Holding	1,503	389,737
UBS Group	12,516	205,637

		595,374

TAIWAN — 2.6%
Largan Precision	2,038	148,232
Taiwan Semiconductor Manufacturing	53,301	232,909

		381,141

THAILAND — 2.1%
PTT Exploration & Production	39,850	66,171
Thai Union Group PLC	473,990	244,513

		310,684

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	5,683	144,429

UNITED KINGDOM — 7.7%
Bank of Georgia Holdings	9,143	231,887
Informa PLC	26,519	241,682
Lloyds Banking Group	214,992	202,600
Persimmon	6,872	201,773
Petrofac	9,579	109,186
Randgold Resources ADR	2,031	143,632

		1,130,760

UNITED STATES — 42.1%
AGCO	2,760	134,605
AT&T	6,324	228,044
Bristol-Myers Squibb	3,249	201,958
Capital One Financial	3,317	217,662
Caterpillar	1,102	68,589
Chubb	2,706	305,967
Dun & Bradstreet	3,437	338,270
Exxon Mobil	1,611	125,416
Generac Holdings*	5,370	152,615
Honeywell International	4,882	503,822
Jones Lang LaSalle	1,496	210,517
JPMorgan Chase	8,997	535,322
Kraft Heinz	3,703	289,056

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Lannett*	3,111	$79,362
MetLife	5,990	267,454
Microsoft	5,860	322,827
Mondelez International, Cl A	4,385	188,994
Moody’s	5,817	518,527
Omnicom Group	4,655	341,444
Raytheon	3,321	425,885
Stanley Black & Decker	2,763	260,661
T. Rowe Price Group	2,604	184,754
Texas Instruments	4,853	256,869

		6,158,620

Total Common Stock (Cost $13,886,271)		14,185,356

SHORT-TERM INVESTMENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $436,193)	436,193	436,193

Total Investments — 99.9% (Cost $14,322,464) †		$14,621,549

Percentages are based upon Net Assets $14,640,661

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $14,322,464, and the unrealized appreciation and depreciation were $1,931,328 and $(1,632,243) respectively.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$—	$141,363	$—	$141,363
Austria	—	186,399	—	186,399
Belgium	—	255,499	—	255,499
China	—	346,151	—	346,151
Egypt	—	215,687	—	215,687
France	—	751,965	—	751,965
Germany	—	481,027	—	481,027
Hong Kong	—	740,546	—	740,546
Japan	—	1,103,829	—	1,103,829
Mexico	181,990	—	—	181,990
Netherlands	—	278,827	—	278,827
Philippines	—	191,766	—	191,766
South Korea	—	501,307	—	501,307
Spain	—	87,992	—	87,992
Switzerland	205,637	389,737	—	595,374
Taiwan	—	381,141	—	381,141
Thailand	—	310,684	—	310,684
Turkey	—	144,429	—	144,429
United Kingdom	143,632	987,128	—	1,130,760
United States	6,158,620	—	—	6,158,620

Total Common Stock	6,689,879	7,495,477	—	14,185,356

Short-Term Investment	436,193	—	—	436,193

Total Investments in Securities	$7,126,072	$7,495,477	$—	$14,621,549

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $7,495,477 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the year ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
ARGENTINA — 1.0%
Tenaris	4,641	$48,237

AUSTRALIA — 0.4%
Rio Tinto	775	21,896

AUSTRIA — 1.1%
Voestalpine	1,984	52,182

BELGIUM — 1.6%
Anheuser-Busch InBev	632	79,938

BRAZIL — 1.1%
BB Seguridade Participacoes	9,057	52,375

CANADA — 1.1%
Intact Financial, Cl Common Subscription Receipt	883	52,946

CHINA — 2.2%
CNOOC	28,512	29,634
Lenovo Group	88,905	80,217

		109,851

FRANCE — 6.2%
BNP Paribas	1,073	51,025
Eutelsat Communications	2,285	73,837
Schneider Electric	1,178	62,916
Total	1,389	61,752
Unibail-Rodamco REIT	233	58,850

		308,380

GERMANY — 2.8%
Hannover Rueckversicherung	512	53,722
SAP	1,070	85,279

		139,001

HONG KONG — 5.7%
AIA Group	12,953	72,526
ASM Pacific Technology	8,536	62,334
Samsonite International	19,981	51,954
SmarTone Telecommunications Holdings	38,244	59,584
VTech Holdings	3,677	36,974

		283,372

INDONESIA — 0.8%
Perusahaan Gas Negara Persero	233,340	41,451

JAPAN — 4.9%
Astellas Pharma	3,602	49,704
Japan Tobacco	2,397	93,778
Nippon Telegraph & Telephone	1,578	66,535

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Ship Healthcare Holdings	1,500	$35,732

		245,749

NETHERLANDS — 5.3%
Akzo Nobel	1,110	71,285
ING Groep	4,617	53,484
Koninklijke Philips	2,811	74,893
Unilever	1,385	61,879

		261,541

NEW ZEALAND — 1.0%
SKY Network Television	17,607	52,158

PHILIPPINES — 1.3%
Ayala Land	97,145	64,377

SOUTH AFRICA — 0.9%
MTN Group	5,110	45,362

SOUTH KOREA — 3.3%
Hanon Systems*	2,222	97,709
Samsung Electronics GDR	166	68,495

		166,204

SWITZERLAND — 3.9%
Roche Holding	422	109,427
UBS Group	5,168	84,910

		194,337

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing	18,311	80,013

THAILAND — 1.7%
Thai Union Group	164,912	85,072

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	1,924	48,897

UNITED KINGDOM — 9.5%
Bank of Georgia Holdings	3,056	77,507
British American Tobacco	867	48,365
Close Brothers Group	3,711	68,556
Informa PLC	9,380	85,485
Persimmon	1,277	37,495
Petrofac	3,725	42,460
Segro REIT	8,294	51,875
Vodafone Group	19,384	62,168

		473,911

UNITED STATES — 38.3%
AT&T	2,158	77,818
Bristol-Myers Squibb	1,999	124,258

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Capital One Financial	1,237	$81,172
Chubb	1,812	204,883
Dun & Bradstreet	816	80,311
Honeywell International	1,773	182,974
JPMorgan Chase	2,970	176,715
Kinder Morgan	2,521	41,470
Kraft Heinz	1,261	98,433
MetLife	2,437	108,812
Microsoft	1,957	107,811
Mondelez International, Cl A	2,139	92,191
National Retail Properties REIT	2,003	86,009
Raytheon	1,218	156,196
Stanley Black & Decker	914	86,227
T. Rowe Price Group	914	64,848
Texas Instruments	1,645	87,070
Verizon Communications	925	46,222

		1,903,420

Total Common Stock (Cost $4,558,357)		4,810,670

SHORT-TERM INVESTMENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $151,872)	151,872	151,872

Total Investments — 99.8% (Cost $4,710,229) †		$4,962,542

Percentages are based upon Net Assets of $4,971,567.

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $4,710,229, and the unrealized appreciation and depreciation were $753,686 and $(501,373) respectively.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

GDR – Global Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$—	$48,237	$—	$48,237
Australia	—	21,896	—	21,896
Austria	—	52,182	—	52,182
Belgium	—	79,938	—	79,938
Brazil	52,375	—	—	52,375
Canada	52,946	—	—	52,946
China	—	109,851	—	109,851
France	—	308,380	—	308,380
Germany	—	139,001	—	139,001
Hong Kong	—	283,372	—	283,372
Indonesia	—	41,451	—	41,451
Japan	—	245,749	—	245,749
Netherlands	—	261,541	—	261,541
New Zealand	—	52,158	—	52,158
Philippines	—	64,377	—	64,377
South Africa	—	45,362	—	45,362
South Korea	—	166,204	—	166,204
Switzerland	84,910	109,427	—	194,337
Taiwan	—	80,013	—	80,013
Thailand	—	85,072	—	85,072
Turkey	—	48,897	—	48,897
United Kingdom	—	473,911	—	473,911
United States	1,903,420	—	—	1,903,420

Total Common Stock	2,093,651	2,717,019	—	4,810,670

Short-Term Investment	151,872	—	—	151,872

Total Investments in Securities	$2,245,523	$2,717,019	$—	$4,962,542

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $2,717,019 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the year ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 77.2%
	Shares	Value
ARGENTINA — 0.9%
Tenaris ADR	72,318	$1,507,107

BRAZIL — 6.1%
Banco Bradesco*	263,434	1,195,392
BB Seguridade Participacoes	255,322	1,476,473
Cielo	219,813	1,861,360
Gerdau*	318,021	286,233
Grendene	269,020	1,026,363
Lojas Americanas*	491,824	2,292,014
Petroleo Brasileiro*	1,386,417	1,677,648
Vale, Cl Preference*	204,218	369,653

		10,185,136

CHILE — 1.3%
Enersis Americas	9,119,350	2,176,168

CHINA — 4.7%
BOC Hong Kong Holdings	770,229	2,057,045
China Overseas Land & Investment	783,631	2,289,740
China Overseas Property Holdings*	261,208	30,885
CNOOC	1,126,640	1,170,967
Lenovo Group	2,470,576	2,229,157

		7,777,794

EGYPT — 1.3%
Commercial International Bank Egypt	541,105	2,208,729

HONG KONG — 11.4%
AIA Group	518,541	2,903,386
Anhui Conch Cement	439,740	868,766
ASM Pacific Technology	328,738	2,400,599
China Resources Gas Group	947,882	2,371,084
CT Environmental Group	7,082,681	2,069,033
Huabao International Holdings	1,949,812	725,345
NetEase ADR	8,940	1,395,892
Samsonite International	749,797	1,949,600
SmarTone Telecommunications Holdings	820,638	1,278,555
VTech Holdings	158,881	1,597,630
Wharf Holdings	292,902	1,368,618

		18,928,508

INDONESIA — 5.6%
Bank Mandiri Persero	3,642,504	2,558,274
Media Nusantara Citra	19,615,395	1,716,982
Perusahaan Gas Negara Persero	10,416,676	1,850,450
Telekomunikasi Indonesia Persero	13,349,599	3,263,483

		9,389,189

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 1.5%
British American Tobacco Malaysia	174,354	$2,434,777

MEXICO — 6.2%
Fomento Economico Mexicano ADR	28,393	2,692,224
Genomma Lab Internacional, Cl B*	2,888,213	1,947,477
Grupo Aeroportuario del Centro Norte, Cl B	77,775	361,394
Kimberly-Clark de Mexico, Cl A	1,252,868	2,990,264
Wal-Mart de Mexico	963,867	2,419,532

		10,410,891

PERU — 1.4%
Credicorp	22,672	2,298,034

PHILIPPINES — 1.3%
Ayala Land	3,273,055	2,169,026

POLAND — 0.9%
Powszechna Kasa Oszczednosci Bank Polski	245,732	1,487,209

SOUTH AFRICA — 3.5%
AVI	317,011	1,599,801
Bidvest Group	63,818	1,478,389
Impala Platinum Holdings	205,748	426,302
Massmart Holdings	152,359	869,820
MTN Group	155,907	1,384,013

		5,758,325

SOUTH KOREA — 8.9%
BNK Financial Group	284,243	2,131,408
Coway	24,070	1,964,288
Hankook Tire*	64,843	2,531,412
Hanon Systems	74,776	3,288,152
Korea Kolmar*	32,540	2,754,867
Samsung Electronics	2,263	2,185,363

		14,855,490

TAIWAN — 7.0%
Catcher Technology	207,755	1,556,566
Giant Manufacturing	337,111	2,237,372
Largan Precision	26,477	1,925,786
Taiwan Semiconductor Manufacturing	830,875	3,630,663
Tripod Technology	1,447,138	2,397,626

		11,748,013

THAILAND — 6.1%
Central Pattana	1,163,402	1,462,921
Kasikornbank	488,352	2,326,598

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
THAILAND — continued
PTT Exploration & Production	747,578	$1,211,306
Siam Cement NVDR	105,667	1,284,065
Siam Cement	92,753	1,119,117
Thai Union Group	5,440,760	2,806,674

		10,210,681

TURKEY — 5.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	2,299,858	2,017,401
Enka Insaat ve Sanayi	1,227,651	1,828,394
Ford Otomotiv Sanayi	128,359	1,406,157
Koza Altin Isletmeleri	194,844	828,301
TAV Havalimanlari Holding	271,092	1,609,274
Tupras Turkiye Petrol Rafinerileri	74,057	1,882,101

		9,571,628

UNITED KINGDOM — 3.4%
Bank of Georgia Holdings	103,648	2,628,740
Randgold Resources	42,499	3,011,558

		5,640,298

Total Common Stock (Cost $152,440,325)		128,757,003

EQUITY LINKED NOTES — 8.7%
INDIA — 8.7%
JPMorgan (convertible to Axis Bank) 11/25/2019*	82,555	492,853
JPMorgan (convertible to Bharat Forge) 04/22/2019*	158,942	1,939,092
JPMorgan (convertible to HCL Technologies) 09/23/2016*	177,179	2,246,630
JPMorgan (convertible to Oil & Natural Gas Corporation) 06/08/2017*	455,571	1,521,607
JPMorgan (convertible to Reliance Industries) 05/22/2019*	195,404	2,960,371
JPMorgan (convertible to Tata Consultancy Services) 03/07/2017*	83,382	2,941,717
JPMorgan (convertible to Titan Industries) 8/24/2016	462,590	2,460,979

Total Equity Linked Notes (Cost $17,093,390)		14,563,249

RIGHTS — 0.0%
Banco Bradesco, 02/03/2016*	8,972	2,019

(Cost $0)		2,019

SHORT-TERM INVESTMENT — 3.4%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.013% (A) (Cost $5,632,099)	5,632,099	$5,632,099

Total Investments — 89.3% (Cost $175,165,814) †		$148,954,370

Percentages are based upon Net Assets of $166,761,968.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $175,165,814, and the unrealized appreciation and depreciation were $4,627,382 and $(30,838,826), respectively.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2016.

ADR – American Depository Receipt

Cl – Class

REIT – Real Estate Investment Trust

NVDR – Non Voting Depository Receipt

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2016 (Unaudited)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2††	Level 3	Total
Common Stock
Argentina	$1,507,107	$—	$—	$1,507,107
Brazil	10,185,136	—	—	10,185,136
Chile	2,176,168	—	—	2,176,168
China	30,885	7,746,909	—	7,777,794
Egypt	—	2,208,729	—	2,208,729
Hong Kong	1,395,892	17,532,616	—	18,928,508
Indonesia	—	9,389,189	—	9,389,189
Malaysia	—	2,434,777	—	2,434,777
Mexico	10,410,891	—	—	10,410,891
Peru	2,298,034	—	—	2,298,034
Philippines	—	2,169,026	—	2,169,026
Poland	—	1,487,209	—	1,487,209
South Africa	—	5,758,325	—	5,758,325
South Korea	4,886,275	9,969,215	—	14,855,490
Taiwan	—	11,748,013	—	11,748,013
Thailand	—	10,210,681	—	10,210,681
Turkey	—	9,571,628	—	9,571,628
United Kingdom	—	5,640,298	—	5,640,298

Total Common Stock	32,890,388	95,866,615	—	128,757,003

Equity Linked Notes	—	14,563,249	—	14,563,249

Rights	2,019	—	—

Short-Term Investment	5,632,099	—	—	5,820,941

Total Investments in Securities	$38,524,506	$110,429,864	$—	$148,954,370

††	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $110,429,864 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0.

WHG-QH-013-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.1%
	Face Amount	Value
CONSUMER DISCRETIONARY — 26.1%
1011778 BC ULC 4.625%, 01/15/22 (A)	$185,000	$185,925
99 Cents Only Stores 11.000%, 12/15/19	325,000	97,500
ACCO Brands 6.750%, 04/30/20	200,000	205,750
Activision Blizzard 5.625%, 09/15/21 (A)	400,000	420,000
ADT 5.250%, 03/15/20	185,000	194,250
2.250%, 07/15/17	305,000	302,712
Albea Beauty Holdings 8.375%, 11/01/19 (A)	220,000	229,350
AMC Networks 7.750%, 07/15/21	300,000	318,000
Ashtead Capital 6.500%, 07/15/22 (A)	350,000	357,000
Avis Budget Car Rental 3.164%, 12/01/17 (B)	490,000	487,550
Beazer Homes USA 6.625%, 04/15/18	255,000	259,781
Boyd Gaming 9.000%, 07/01/20	260,000	274,300
Brunswick 4.625%, 05/15/21 (A)	135,000	134,662
Cablevision Systems 8.625%, 09/15/17	468,000	485,550
CalAtlantic Group 8.375%, 05/15/18	310,000	341,775
6.625%, 05/01/20	45,000	48,825
Carlson Wagonlit 6.875%, 06/15/19 (A)	250,000	255,000
CCO Holdings 7.375%, 06/01/20	275,000	286,000
7.000%, 01/15/19	321,000	327,821
6.500%, 04/30/21	255,000	265,996
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	330,000	318,862
Cinemark USA 7.375%, 06/15/21	100,000	104,250
Clean Harbors 5.250%, 08/01/20	210,000	213,938
CSC Holdings 7.875%, 02/15/18	315,000	331,537
DISH DBS 4.625%, 07/15/17	440,000	448,800
4.250%, 04/01/18	200,000	200,250
Entercom Radio 10.500%, 12/01/19	215,000	219,300
Family Tree Escrow 5.250%, 03/01/20 (A)	285,000	299,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
FTI Consulting 6.000%, 11/15/22	$145,000	$150,075
Goodyear Tire & Rubber 7.000%, 05/15/22	115,000	122,993
Hertz 7.500%, 10/15/18	235,000	238,525
6.750%, 04/15/19	200,000	200,000
Hilton Worldwide Finance 5.625%, 10/15/21	350,000	360,500
International Game Technology 7.500%, 06/15/19	120,000	128,317
Isle of Capri Casinos 8.875%, 06/15/20	215,000	226,825
Jarden 7.500%, 05/01/17	285,000	292,125
KB Home 9.100%, 09/15/17	285,000	304,950
L Brands 7.000%, 05/01/20	135,000	151,538
6.900%, 07/15/17	300,000	320,250
Lamar Media 5.875%, 02/01/22	215,000	223,331
Lennar 6.500%, 04/15/16	275,000	276,719
4.750%, 12/15/17	325,000	333,125
Levi Strauss 6.875%, 05/01/22	235,000	248,512
Live Nation Entertainment 7.000%, 09/01/20 (A)	380,000	399,000
MGM Resorts International 11.375%, 03/01/18	300,000	343,500
7.625%, 01/15/17	575,000	596,562
Michaels Stores 5.875%, 12/15/20 (A)	225,000	231,750
NBTY 9.000%, 10/01/18	235,000	240,734
NCL 5.250%, 11/15/19 (A)	335,000	336,675
4.625%, 11/15/20 (A)	475,000	461,937
NES Rentals Holdings 7.875%, 05/01/18 (A)	295,000	227,150
Nexstar Broadcasting 6.875%, 11/15/20	319,000	319,797
Nielsen Finance 4.500%, 10/01/20	430,000	436,183
Numericable-SFR SAS 4.875%, 05/15/19 (A)	335,000	332,487
Petco Animal Supplies 9.250%, 12/01/18 (A)	325,000	334,100
Pinnacle Entertainment 8.750%, 05/15/20	300,000	312,750
7.500%, 04/15/21	375,000	390,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Sabre Holdings 8.350%, 03/15/16	$128,000	$128,806
Serta Simmons Bedding 8.125%, 10/01/20 (A)	375,000	384,375
Service Corp International 7.000%, 06/15/17	445,000	470,588
Sirius XM Radio 5.875%, 10/01/20 (A)	265,000	276,263
5.750%, 08/01/21 (A)	225,000	233,483
Six Flags Entertainment 5.250%, 01/15/21 (A)	235,000	239,301
Station Casinos 7.500%, 03/01/21	260,000	267,800
Tenneco 6.875%, 12/15/20	220,000	228,250
United Rentals North America 7.625%, 04/15/22	390,000	401,213
7.375%, 05/15/20	275,000	283,250
Univision Communications 8.500%, 05/15/21 (A)	200,000	198,500
6.750%, 09/15/22 (A)	460,000	473,800
Viking Cruises 8.500%, 10/15/22 (A)	225,000	208,688
William Carter 5.250%, 08/15/21	270,000	278,100
William Lyon Homes 8.500%, 11/15/20	300,000	309,750
WMG Acquisition 6.000%, 01/15/21 (A)	65,000	66,138
Wolverine World Wide 6.125%, 10/15/20	185,000	191,475

		20,794,124

CONSUMER STAPLES — 3.8%
Aramark Services 5.750%, 03/15/20	370,000	383,884
Diamond Foods 7.000%, 03/15/19 (A)	285,000	294,975
DS Services of America 10.000%, 09/01/21 (A)	215,000	241,338
JBS Investments GmbH 7.750%, 10/28/20 (A)	205,000	181,425
JBS USA 8.250%, 02/01/20 (A)	360,000	340,200
Landry’s 9.375%, 05/01/20 (A)	385,000	406,656
Rite Aid 6.750%, 06/15/21	260,000	274,950
Smithfield Foods 5.250%, 08/01/18 (A)	225,000	229,500
Spectrum Brands 6.375%, 11/15/20	400,000	422,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
US Foods 8.500%, 06/30/19	$235,000	$233,825

		3,008,753

ENERGY — 2.8%
Alta Mesa Holdings 9.625%, 10/15/18	180,000	50,400
BreitBurn Energy Partners 8.625%, 10/15/20	130,000	21,775
Carrizo Oil & Gas 7.500%, 09/15/20	125,000	97,187
Chaparral Energy 9.875%, 10/01/20	245,000	42,875
8.250%, 09/01/21	135,000	22,950
Concho Resources 7.000%, 01/15/21	95,000	92,328
Energy Transfer Equity 7.500%, 10/15/20	85,000	74,800
Energy XXI 9.250%, 12/15/17	380,000	40,850
Energy XXI Gulf Coast 7.750%, 06/15/19	200,000	11,000
EP Energy 9.375%, 05/01/20	360,000	153,000
Gulfport Energy 7.750%, 11/01/20	155,000	136,400
Halcon Resources 9.750%, 07/15/20	260,000	37,700
8.625%, 02/01/20 (A)	95,000	59,850
Hilcorp Energy I 7.625%, 04/15/21 (A)	225,000	204,188
Laredo Petroleum 7.375%, 05/01/22	145,000	107,662
Linn Energy 8.625%, 04/15/20	520,000	78,000
Northern Oil and Gas 8.000%, 06/01/20	325,000	182,000
Sabine Oil & Gas 9.750%, 02/15/17 (C)	495,000	14,850
Sunoco 5.500%, 08/01/20 (A)	265,000	248,438
Talos Production 9.750%, 02/15/18 (A)	255,000	89,250
Targa Resources Partners 4.125%, 11/15/19	350,000	294,000
Whiting Petroleum 6.500%, 10/01/18	255,000	152,363

		2,211,866

FINANCIAL SERVICES — 12.0%
AerCap Ireland Capital 2.750%, 05/15/17	465,000	456,862
Aircastle 6.750%, 04/15/17	410,000	425,888

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
4.625%, 12/15/18	$260,000	$262,275
Alliance Data Systems 5.250%, 12/01/17 (A)	250,000	250,625
Ally Financial 8.000%, 03/15/20	115,000	128,800
6.250%, 12/01/17	150,000	155,625
4.750%, 09/10/18	350,000	353,717
2.750%, 01/30/17	500,000	494,375
American Equity Investment Life Holding 6.625%, 07/15/21	275,000	286,000
Antero Resources 6.000%, 12/01/20	65,000	56,875
CIT Group 5.500%, 02/15/19 (A)	275,000	283,937
5.250%, 03/15/18	275,000	284,108
5.000%, 05/15/17	475,000	485,094
DuPont Fabros Technology 5.875%, 09/15/21	165,000	169,950
Equinix 4.875%, 04/01/20	278,000	288,425
Fiat Chrysler Automobiles 4.500%, 04/15/20	260,000	253,988
GLP Capital 4.375%, 11/01/18	110,000	110,536
HRG Group 7.875%, 07/15/19	330,000	344,438
Hub Holdings PIK 8.125%, 07/15/19 (A)	310,000	263,500
Icahn Enterprises 4.875%, 03/15/19	360,000	331,200
3.500%, 03/15/17	420,000	416,850
International Lease Finance 8.750%, 03/15/17	310,000	325,841
3.875%, 04/15/18	330,000	326,700
Iron Mountain 6.000%, 10/01/20 (A)	165,000	175,725
MPT Operating Partnership 6.375%, 02/15/22	125,000	126,875
Nationstar Mortgage 9.625%, 05/01/19	320,000	332,400
Navient MTN 8.450%, 06/15/18	110,000	113,850
6.000%, 01/25/17	435,000	440,437
4.625%, 09/25/17	205,000	201,413
NewStar Financial 7.250%, 05/01/20	280,000	260,400
OneMain Financial Holdings 6.750%, 12/15/19 (A)	315,000	311,850
SM Energy 6.125%, 11/15/22	130,000	74,750
Springleaf Finance MTN 6.900%, 12/15/17	490,000	500,976

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
5.750%, 09/15/16	$257,000	$258,927

		9,553,212

HEALTH CARE — 11.2%
Acadia Healthcare 6.125%, 03/15/21	200,000	199,000
Alere 7.250%, 07/01/18	380,000	392,825
Centene 5.750%, 06/01/17	260,000	268,775
Centene Escrow 5.625%, 02/15/21 (A)	140,000	142,450
CHS 8.000%, 11/15/19	325,000	322,562
5.125%, 08/15/18	469,000	471,345
Convatec Healthcare 10.500%, 12/15/18 (A)	300,000	306,000
DaVita HealthCare Partners 5.750%, 08/15/22	250,000	258,750
Endo Finance 7.750%, 01/15/22 (A)	80,000	83,500
Fresenius Medical Care US Finance 6.875%, 07/15/17	250,000	266,250
Fresenius Medical Care US Finance II 5.625%, 07/31/19 (A)	135,000	146,137
HCA 8.000%, 10/01/18	410,000	459,200
6.500%, 02/15/20	375,000	413,437
Health Net 6.375%, 06/01/17	365,000	381,425
HealthSouth 7.750%, 09/15/22	272,000	282,200
IASIS Healthcare 8.375%, 05/15/19	255,000	239,063
Immucor 11.125%, 08/15/19	240,000	196,200
Kinetic Concepts 10.500%, 11/01/18	275,000	266,750
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	280,000	268,100
MedAssets 8.000%, 11/15/18	280,000	286,692
Prospect Medical Holdings 8.375%, 05/01/19 (A)	430,000	442,298
Sabra Health Care 5.500%, 02/01/21	300,000	306,000
Tenet Healthcare 8.000%, 08/01/20	425,000	426,062
6.250%, 11/01/18	325,000	343,688
4.012%, 06/15/20 (A),(B)	230,000	225,975

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	$250,000	$247,969
6.750%, 08/15/18 (A)	450,000	448,031
6.375%, 10/15/20 (A)	360,000	345,600
WellCare Health Plans 5.750%, 11/15/20	475,000	483,313

		8,919,597

MATERIALS & PROCESSING — 8.6%
Aleris International 7.625%, 02/15/18	235,000	204,450
ArcelorMittal 5.500%, 02/25/17	274,000	267,835
Ardagh Packaging Finance 3.512%, 12/15/19 (A),(B)	370,000	353,812
Ashland 3.875%, 04/15/18	225,000	230,625
Ball 4.375%, 12/15/20	285,000	295,243
BlueScope Steel Finance 7.125%, 05/01/18 (A)	345,000	331,200
Boise Cascade 6.375%, 11/01/20	325,000	329,875
Celanese US Holdings 5.875%, 06/15/21	95,000	100,700
CEMEX Espana 9.875%, 04/30/19 (A)	325,000	336,781
Commercial Metals 6.500%, 07/15/17	325,000	336,234
Coveris Holding 10.000%, 06/01/18 (A)	305,000	288,988
Global Brass & Copper 9.500%, 06/01/19	250,000	261,875
INEOS Group Holdings 6.125%, 08/15/18 (A)	430,000	429,463
Kaiser Aluminum 8.250%, 06/01/20	280,000	291,200
Lafarge 6.500%, 07/15/16	265,000	270,749
Millar Western Forest Products 8.500%, 04/01/21	615,000	276,750
Novelis 8.375%, 12/15/17	205,000	196,800
OMNOVA Solutions 7.875%, 11/01/18	270,000	267,300
Perstorp Holding 8.750%, 05/15/17 (A)	260,000	254,150
Reynolds Group Issuer 9.875%, 08/15/19	150,000	146,625
7.125%, 04/15/19	315,000	320,906
5.750%, 10/15/20	280,000	280,350
Sappi Papier Holding GmbH 7.750%, 07/15/17 (A)	600,000	621,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Sealed Air 6.500%, 12/01/20 (A)	$150,000	$165,375

		6,858,286

PRODUCER DURABLES — 13.4%
Air Canada 8.750%, 04/01/20 (A)	205,000	217,556
6.750%, 10/01/19 (A)	695,000	712,375
American Axle & Manufacturing 6.625%, 10/15/22	160,000	160,000
5.125%, 02/15/19	340,000	334,475
Aviation Capital Group 3.875%, 09/27/16 (A)	400,000	403,878
Casella Waste Systems 7.750%, 02/15/19	375,000	363,750
CNH Capital 3.250%, 02/01/17	275,000	274,312
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	212,207	218,573
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	215,000	224,675
Covanta Holding 7.250%, 12/01/20	600,000	607,125
Dana Holding 6.750%, 02/15/21	215,000	217,150
HD Supply 11.500%, 07/15/20	250,000	275,625
7.500%, 07/15/20	350,000	364,000
JB Poindexter 9.000%, 04/01/22 (A)	230,000	236,900
Koppers 7.875%, 12/01/19	215,000	212,850
Louisiana-Pacific 7.500%, 06/01/20	460,000	473,800
Manitowoc 8.500%, 11/01/20	236,000	246,738
MDC Partners 6.750%, 04/01/20 (A)	150,000	148,687
Meccanica Holdings USA 6.250%, 07/15/19 (A)	140,000	149,800
MPG Holdco I 7.375%, 10/15/22	240,000	231,151
Nortek 8.500%, 04/15/21	390,000	402,675
Park-Ohio Industries 8.125%, 04/01/21	510,000	515,100
Schaeffler Holding Finance BV PIK 6.875%, 08/15/18 (A)	403,000	414,083
Spirit AeroSystems 6.750%, 12/15/20	205,000	212,816

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
SPL Logistics Escrow 8.875%, 08/01/20 (A)	$565,000	$514,150
Toll Brothers Finance 6.750%, 11/01/19	140,000	154,000
TransDigm 7.500%, 07/15/21	250,000	255,000
Tutor Perini 7.625%, 11/01/18	325,000	325,000
United Continental Holdings 6.375%, 06/01/18	250,000	258,750
US Airways Group 6.125%, 06/01/18	325,000	332,313
USG 6.300%, 11/15/16	192,000	196,800
Waterjet Holdings 7.625%, 02/01/20 (A)	235,000	232,650
Xerium Technologies 8.875%, 06/15/18	330,000	320,513
XPO Logistics 7.875%, 09/01/19 (A)	175,000	174,562
ZF North America Capital 4.000%, 04/29/20 (A)	285,000	284,501

		10,666,333

REAL ESTATE INVESTMENT TRUST — 0.4%
iStar 3.875%, 07/01/16	325,000	323,375

TECHNOLOGY — 4.8%
CDW 6.000%, 08/15/22	170,000	178,712
Dell 5.650%, 04/15/18	100,000	103,000
3.100%, 04/01/16	295,000	295,295
Emdeon 11.000%, 12/31/19	515,000	535,600
First Data 6.750%, 11/01/20 (A)	550,000	579,562
5.000%, 01/15/24 (A)	40,000	40,000
Flextronics International 4.625%, 02/15/20	115,000	117,302
Freescale Semiconductor 6.000%, 01/15/22 (A)	460,000	481,850
IMS Health 6.000%, 11/01/20 (A)	250,000	258,250
Infor US 5.750%, 08/15/20 (A)	185,000	186,388
j2 Global 8.000%, 08/01/20	285,000	299,250
NXP BV 5.750%, 02/15/21 (A)	200,000	207,000
3.750%, 06/01/18 (A)	315,000	317,048

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
Zebra Technologies 7.250%, 10/15/22	$235,000	$244,400

		3,843,657

UTILITIES — 12.0%
AES 3.414%, 06/01/19 (B)	405,000	374,625
Alcatel-Lucent USA 8.875%, 01/01/20 (A)	200,000	214,250
Altice Financing 7.875%, 12/15/19 (A)	200,000	208,500
Altice Finco 9.875%, 12/15/20 (A)	235,000	251,450
Calpine 7.875%, 01/15/23 (A)	309,000	329,857
CenturyLink 6.000%, 04/01/17	305,000	314,150
Cincinnati Bell 8.375%, 10/15/20	580,000	590,150
CommScope 4.375%, 06/15/20 (A)	575,000	585,063
CPI International 8.750%, 02/15/18	425,000	414,375
Dynegy 6.750%, 11/01/19	170,000	164,050
Frontier Communications 8.875%, 09/15/20 (A)	155,000	155,581
8.250%, 04/15/17	250,000	261,875
8.125%, 10/01/18	285,000	291,056
Intelsat Jackson Holdings 7.250%, 04/01/19	296,000	268,620
Level 3 Financing 7.000%, 06/01/20	200,000	210,000
6.125%, 01/15/21	175,000	183,312
4.101%, 01/15/18 (B)	330,000	330,000
NRG Energy 8.250%, 09/01/20	420,000	381,150
7.875%, 05/15/21	165,000	143,550
SBA Telecommunications 5.750%, 07/15/20	225,000	233,438
SoftBank Group 4.500%, 04/15/20 (A)	220,000	219,036
Sprint Communications 9.125%, 03/01/17	270,000	268,650
8.375%, 08/15/17	390,000	377,325
6.000%, 12/01/16	440,000	436,700
Telesat Canada 6.000%, 05/15/17 (A)	500,000	503,750
T-Mobile USA 6.542%, 04/28/20	455,000	468,650
6.464%, 04/28/19	320,000	330,000
Virgin Media Secured Finance 5.375%, 04/15/21 (A)	31,500	32,209

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UTILITIES — continued
Wind Acquisition Finance 4.750%, 07/15/20 (A)	$285,000	$280,013
Windstream 7.875%, 11/01/17	590,000	616,550
Zayo Group 10.125%, 07/01/20	120,000	129,000

		9,566,935

Total Corporate Obligations (Cost $81,991,681)		75,746,138

COMMON STOCK — 0.0%

FINANCIAL SERVICES — 0.0%
SandRidge Energy*	139,636	4,748

(Cost $0)		4,748

Total Investments — 95.1% (Cost $81,991,681) †		$75,750,886

Percentages are based upon Net Assets of $79,676,212.

*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2016.

(C)	Security in default on interest payments.

MTN – Medium Term Note

PIK – Payment-in-Kind

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $81,991,681, and the unrealized appreciation and depreciation were $65,298 and $(6,306,093), respectively.

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$75,746,138	$—	$75,746,138
Common Stock	4,748	—	—	4,748

Total Investments in Securities	$4,748	$75,746,138	$—	$75,750,886

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities. For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 94.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 23.7%
1011778 BC ULC 6.000%, 04/01/22 (A)	$5,000	$5,219
ACCO Brands 6.750%, 04/30/20	25,000	25,719
Activision Blizzard 5.625%, 09/15/21 (A)	10,000	10,500
Ahern Rentals 7.375%, 05/15/23 (A)	20,000	14,600
Albea Beauty Holdings 8.375%, 11/01/19 (A)	20,000	20,850
Avis Budget Car Rental 5.250%, 03/15/25 (A)	10,000	9,050
Beacon Roofing Supply 6.375%, 10/01/23 (A)	10,000	10,313
Boyd Gaming 9.000%, 07/01/20	15,000	15,825
Brunswick 4.625%, 05/15/21 (A)	5,000	4,988
Cablevision Systems 8.625%, 09/15/17	20,000	20,750
Caleres 6.250%, 08/15/23	10,000	9,875
Carmike Cinemas 6.000%, 06/15/23(A)	10,000	10,363
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,538
CCO Holdings 5.875%, 05/01/27 (A)	10,000	9,850
5.375%, 05/01/25 (A)	5,000	4,950
CCO Safari II 6.484%, 10/23/45 (A)	5,000	5,034
CCOH Safari 5.750%, 02/15/26 (A)	10,000	9,944
CEB 5.625%, 06/15/23 (A)	10,000	10,000
CEC Entertainment 8.000%, 02/15/22	15,000	12,975
Cinemark USA 7.375%, 06/15/21	20,000	20,850
Clean Harbors 5.250%, 08/01/20	10,000	10,187
Clear Channel Worldwide Holdings 6.500%, 11/15/22	10,000	9,262
CSC Holdings 5.250%, 06/01/24	32,000	28,240
DISH DBS 7.875%, 09/01/19	10,000	10,850
6.750%, 06/01/21	10,000	10,200
Dollar Tree 5.750%, 03/01/23 (A)	10,000	10,537
FTI Consulting 6.000%, 11/15/22	12,000	12,420

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Goodyear Tire & Rubber 5.125%, 11/15/23	$5,000	$5,112
Hertz 7.500%, 10/15/18	20,000	20,300
Hilton Worldwide Finance 5.625%, 10/15/21	5,000	5,150
Interval Acquisition 5.625%, 04/15/23 (A)	15,000	14,925
Isle of Capri Casinos 5.875%, 03/15/21	15,000	15,337
Lear 5.375%, 03/15/24	10,000	10,300
Levi Strauss 5.000%, 05/01/25	10,000	9,750
Live Nation Entertainment 5.375%, 06/15/22 (A)	15,000	14,775
MDC Partners 6.750%, 04/01/20 (A)	15,000	14,869
Mediacom 7.250%, 02/15/22	10,000	10,050
Men’s Wearhouse 7.000%, 07/01/22	10,000	7,150
Meritor 6.750%, 06/15/21	20,000	17,500
MGM Resorts International 10.000%, 11/01/16	10,000	10,500
7.750%, 03/15/22	5,000	5,300
6.625%, 12/15/21	5,000	5,137
NBTY 9.000%, 10/01/18	25,000	25,610
NCL 5.250%, 11/15/19 (A)	15,000	15,075
Neiman Marcus Group 8.750%, 10/15/21 (A)	10,000	6,350
Netflix 5.875%, 02/15/25 (A)	20,000	20,625
Nielsen Finance 5.000%, 04/15/22 (A)	10,000	10,087
Numericable-SFR SAS 6.000%, 05/15/22 (A)	20,000	19,700
Oshkosh 5.375%, 03/01/25	10,000	9,900
Outfront Media Capital 5.875%, 03/15/25	10,000	10,169
Party City Holdings 6.125%, 08/15/23 (A)	10,000	9,700
Regal Entertainment Group 5.750%, 03/15/22	10,000	10,062
rue21 inc 9.000%, 10/15/21 (A)	20,000	12,800
Sabre GLBL 5.375%, 04/15/23 (A)	10,000	10,050
5.250%, 11/15/23 (A)	5,000	4,950
Sally Holdings 5.625%, 12/01/25	5,000	5,163

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Scientific Games International 10.000%, 12/01/22	$10,000	$6,950
7.000%, 01/01/22 (A)	5,000	4,700
6.625%, 05/15/21	5,000	2,375
Sensata Technologies UK Financing 6.250%, 02/15/26 (A)	5,000	5,100
Serta Simmons Holdings 8.125%, 10/01/20 (A)	15,000	15,375
Service International 5.375%, 05/15/24	10,000	10,575
Sirius XM Radio 6.000%, 07/15/24 (A)	25,000	26,187
Sonic Automotive 7.000%, 07/15/22	20,000	20,750
Station Casinos 7.500%, 03/01/21	20,000	20,600
Sun Products 7.750%, 03/15/21 (A)	15,000	13,725
TMS International 7.625%, 10/15/21 (A)	15,000	11,587
Toll Brothers Finance 4.875%, 11/15/25	5,000	4,900
Tops Holding 8.000%, 06/15/22 (A)	5,000	4,750
Townsquare Media 6.500%, 04/01/23 (A)	20,000	18,550
TransDigm 6.500%, 05/15/25 (A)	10,000	9,613
United Rentals North America 8.250%, 02/01/21	5,000	5,212
5.500%, 07/15/25	12,000	10,710
Univision Communications 8.500%, 05/15/21 (A)	15,000	14,888
5.125%, 02/15/25 (A)	5,000	4,738
USG 5.875%, 11/01/21 (A)	10,000	10,300
Viking Cruises 6.250%, 05/15/25 (A)	15,000	12,525
WMG Acquisition 6.750%, 04/15/22 (A)	10,000	8,800

		913,195

CONSUMER STAPLES — 5.2%
Aramark Services 5.750%, 03/15/20	25,000	25,938
Constellation Brands 4.250%, 05/01/23	25,000	25,594
Cott Beverages 6.750%, 01/01/20	10,000	10,300
Hearthside Group Holdings 6.500%, 05/01/22 (A)	20,000	18,350
JBS USA 5.750%, 06/15/25 (A)	15,000	11,475
Landry’s 9.375%, 05/01/20 (A)	22,000	23,238

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Pinnacle Foods Finance 5.875%, 01/15/24 (A)	$5,000	$5,175
Post Holdings 8.000%, 07/15/25 (A)	5,000	5,375
6.750%, 12/01/21 (A)	10,000	10,461
Rite Aid 9.250%, 03/15/20	25,000	26,344
6.750%, 06/15/21	5,000	5,287
Ruby Tuesday 7.625%, 05/15/20	25,000	24,250
Spectrum Brands 5.750%, 07/15/25 (A)	5,000	5,125
TreeHouse Foods 6.000%, 02/15/24 (A)	5,000	5,144

		202,056

ENERGY — 7.0%
Alta Mesa Holdings 9.625%, 10/15/18	10,000	2,800
American Energy-Permian Basin 8.000%, 06/15/20 (A)	10,000	7,600
Antero Resources 5.625%, 06/01/23 (A)	20,000	16,600
Approach Resources 7.000%, 06/15/21	15,000	2,964
Basic Energy Services 7.750%, 02/15/19	5,000	1,330
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	11,213
Bonanza Creek Energy 6.750%, 04/15/21	10,000	3,925
BreitBurn Energy Partners 7.875%, 04/15/22	15,000	2,438
California Resources 5.500%, 09/15/21	5,000	1,000
Calumet Specialty Products Partners 6.500%, 04/15/21	10,000	7,200
Carrizo Oil & Gas 7.500%, 09/15/20	15,000	11,663
Chaparral Energy 7.625%, 11/15/22	15,000	2,850
Chesapeake Energy 6.625%, 08/15/20	5,000	1,375
Comstock Resources 10.000%, 03/15/20 (A)	10,000	3,875
Concho Resources 7.000%, 01/15/21	5,000	4,859
5.500%, 04/01/23	5,000	4,535
Endeavor Energy Resources 8.125%, 09/15/23 (A)	5,000	4,362
Energy XXI Gulf Coast 11.000%, 03/15/20 (A)	10,000	2,400
7.500%, 12/15/21	10,000	575
EP Energy 9.375%, 05/01/20	10,000	4,250
6.375%, 06/15/23	10,000	3,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
EXCO Resources 8.500%, 04/15/22	$5,000	$850
Gulfport Energy 6.625%, 05/01/23	5,000	4,000
Halcon Resources 8.875%, 05/15/21	15,000	2,175
Hilcorp Energy I 7.625%, 04/15/21 (A)	10,000	9,075
5.000%, 12/01/24 (A)	15,000	11,588
Laredo Petroleum 7.375%, 05/01/22	20,000	14,850
6.250%, 03/15/23	5,000	3,600
Legacy Reserves 8.000%, 12/01/20	25,000	4,875
Light Tower Rentals 8.125%, 08/01/19 (A)	10,000	4,425
Linn Energy 8.625%, 04/15/20	10,000	1,500
7.750%, 02/01/21	5,000	600
Matador Resources 6.875%, 04/15/23	5,000	4,300
Newfield Exploration 5.375%, 01/01/26	10,000	8,050
Northern Oil and Gas 8.000%, 06/01/20	15,000	8,400
Oasis Petroleum 7.250%, 02/01/19	5,000	3,112
6.875%, 03/15/22	5,000	2,900
PDC Energy 7.750%, 10/15/22	5,000	4,750
Penn Virginia 8.500%, 05/01/20	5,000	812
7.250%, 04/15/19	5,000	675
Range Resources 4.875%, 05/15/25 (A)	5,000	4,050
Regency Energy Partners 6.500%, 07/15/21	10,000	9,550
Rex Energy 6.250%, 08/01/22	10,000	1,100
SandRidge Energy 8.750%, 06/01/20 (A)	5,000	944
SM Energy 6.500%, 01/01/23	10,000	5,775
Sunoco 6.375%, 04/01/23 (A)	5,000	4,613
5.500%, 08/01/20 (A)	10,000	9,375
Talos Production 9.750%, 02/15/18 (A)	17,000	5,950
Targa Resources Partners 5.250%, 05/01/23	10,000	7,750
Tesoro Logistics 6.125%, 10/15/21	10,000	9,050
Vanguard Natural Resources 7.875%, 04/01/20	15,000	2,362
Whiting Petroleum 5.000%, 03/15/19	10,000	6,494

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
WPX Energy 7.500%, 08/01/20	$5,000	$3,140
6.000%, 01/15/22	10,000	5,800

		267,804

FINANCIAL SERVICES — 9.3%
Aircastle 5.125%, 03/15/21	20,000	19,750
Ally Financial 5.500%, 02/15/17	25,000	25,313
4.125%, 03/30/20	15,000	14,775
Argos Merger Sub 7.125%, 03/15/23 (A)	5,000	5,038
CIT Group 5.375%, 05/15/20	15,000	15,525
GEO Group 5.875%, 01/15/22	10,000	9,912
HUB International 7.875%, 10/01/21 (A)	15,000	13,162
Icahn Enterprises 6.000%, 08/01/20	15,000	14,080
International Lease Finance 8.250%, 12/15/20	10,000	11,400
5.750%, 05/15/16	25,000	25,293
Kennedy-Wilson 5.875%, 04/01/24	30,000	28,650
Lamar Media 5.750%, 02/01/26 (A)	5,000	5,150
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	11,400
MSCI 5.750%, 08/15/25 (A)	10,000	10,575
Nationstar Mortgage 6.500%, 07/01/21	10,000	9,237
NewStar Financial 7.250%, 05/01/20	10,000	9,300
OneMain Financial Holdings 7.250%, 12/15/21 (A)	25,000	24,750
Oppenheimer Holdings 8.750%, 04/15/18	25,000	25,563
Oxford Finance 7.250%, 01/15/18 (A)	10,000	10,100
Quicken Loans 5.750%, 05/01/25 (A)	10,000	9,387
Realogy Group 5.250%, 12/01/21 (A)	10,000	10,187
Royal Bank of Scotland Group 6.125%, 12/15/22	15,000	16,192
Springleaf Finance 6.900%, 12/15/17	5,000	5,112
5.250%, 12/15/19	17,000	15,555
USI 7.750%, 01/15/21 (A)	10,000	8,975
Wayne Merger Sub 8.250%, 08/01/23 (A)	5,000	4,375

		358,756

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 9.4%
Acadia Healthcare 5.125%, 07/01/22	$15,000	$13,875
Alere 6.375%, 07/01/23 (A)	5,000	4,725
Amsurg 5.625%, 11/30/20	10,000	10,125
Centene Escrow 6.125%, 02/15/24 (A)	5,000	5,138
CHS 6.875%, 02/01/22	5,000	4,525
5.125%, 08/15/18	5,000	5,025
Concordia Healthcare 7.000%, 04/15/23 (A)	20,000	17,400
ConvaTec Finance International 8.250%, 01/15/19 (A)	15,000	13,350
DaVita HealthCare Partners 5.000%, 05/01/25	10,000	9,837
DJO Finance 10.750%, 04/15/20 (A)	20,000	16,500
DPx Holdings BV 7.500%, 02/01/22 (A)	20,000	18,725
Endo 6.000%, 07/15/23 (A)	10,000	10,050
ExamWorks Group 5.625%, 04/15/23	10,000	10,049
Fresenius Medical Care US Finance II 5.875%, 01/31/22 (A)	10,000	10,825
HCA 7.500%, 02/15/22	25,000	27,750
5.875%, 02/15/26	5,000	5,100
5.000%, 03/15/24	25,000	25,312
HealthSouth 5.750%, 09/15/25 (A)	10,000	9,698
Hill-Rom Holdings 5.750%, 09/01/23 (A)	10,000	10,188
IASIS Healthcare 8.375%, 05/15/19	10,000	9,375
Kindred Healthcare 8.750%, 01/15/23	10,000	8,950
LifePoint Health 5.875%, 12/01/23	5,000	5,187
5.500%, 12/01/21	15,000	15,225
Molina Healthcare 5.375%, 11/15/22 (A)	10,000	9,975
Quintiles Transnational 4.875%, 05/15/23 (A)	10,000	10,125
Select Medical 6.375%, 06/01/21	12,000	10,305
Team Health 7.250%, 12/15/23 (A)	10,000	10,450
Tenet Healthcare 8.125%, 04/01/22	5,000	5,013
6.750%, 06/15/23	10,000	9,250
Truven Health Analytics 10.625%, 06/01/20	15,000	14,700

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	$10,000	$9,919
7.000%, 10/01/20 (A)	10,000	9,850
6.125%, 04/15/25 (A)	5,000	4,493

		361,014

MATERIALS & PROCESSING — 8.7%
A Schulman 6.875%, 06/01/23 (A)	10,000	9,000
Alcoa 5.950%, 02/01/37	15,000	10,950
ArcelorMittal 6.125%, 06/01/18	5,000	4,550
Ashland 4.750%, 08/15/22	15,000	14,269
Ball 5.000%, 03/15/22	10,000	10,350
Berry Plastics 6.000%, 10/15/22 (A)	10,000	10,200
Blue Cube Spinco 9.750%, 10/15/23 (A)	35,000	37,625
Cascades 5.750%, 07/15/23 (A)	10,000	9,550
Consolidated Container 10.125%, 07/15/20 (A)	10,000	7,850
Coveris Holdings 7.875%, 11/01/19 (A)	30,000	23,700
FMG Resources August 2006 Pty 9.750%, 03/01/22 (A)	10,000	8,675
Hexion 6.625%, 04/15/20	25,000	19,375
INEOS Group Holdings 5.875%, 02/15/19 (A)	10,000	9,725
Mustang Merger 8.500%, 08/15/21 (A)	10,000	10,100
Neenah Paper 5.250%, 05/15/21 (A)	25,000	24,188
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	4,800
Optimas OE Solutions Holding 8.625%, 06/01/21 (A)	5,000	4,050
Platform Specialty Products 10.375%, 05/01/21 (A)	5,000	4,662
Qorvo 7.000%, 12/01/25 (A)	10,000	9,925
Reynolds Group Issuer 9.875%, 08/15/19	25,000	24,437
5.750%, 10/15/20	10,000	10,013
Scotts Miracle-Gro 6.000%, 10/15/23 (A)	5,000	5,225
Sealed Air 6.875%, 07/15/33 (A)	15,000	15,394
6.500%, 12/01/20 (A)	10,000	11,025
Silgan Holdings 5.000%, 04/01/20	15,000	15,281

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Summit Materials 6.125%, 07/15/23	$15,000	$14,475
Vulcan Materials 4.500%, 04/01/25	5,000	4,962

		334,356

PRODUCER DURABLES — 14.1%
American Airlines Group 5.500%, 10/01/19 (A)	15,000	14,850
American Axle & Manufacturing 7.750%, 11/15/19	15,000	15,938
Amsted Industries 5.000%, 03/15/22 (A)	10,000	9,900
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	10,000	10,175
Builders FirstSource 10.750%, 08/15/23 (A)	5,000	4,681
CalAtlantic Group 8.375%, 01/15/21	15,000	17,137
Casella Waste Systems 7.750%, 02/15/19	45,000	43,650
Century Communities 6.875%, 05/15/22	10,000	9,025
Covanta Holding 5.875%, 03/01/24	5,000	4,363
CPG Merger Sub 8.000%, 10/01/21 (A)	15,000	14,400
Dana Holding 5.500%, 12/15/24	10,000	8,981
Fiat Chrysler Automobiles 4.500%, 04/15/20	5,000	4,884
Flexi-Van Leasing 7.875%, 08/15/18 (A)	20,000	19,800
General Motors 6.250%, 10/02/43	20,000	20,092
Goodyear Tire & Rubber 6.500%, 03/01/21	15,000	15,750
H&E Equipment Services 7.000%, 09/01/22	15,000	13,725
Hardwoods Acquisition 7.500%, 08/01/21 (A)	15,000	11,250
HD Supply 7.500%, 07/15/20	15,000	15,600
5.250%, 12/15/21 (A)	10,000	10,288
Jaguar Land Rover Automotive 4.125%, 12/15/18 (A)	10,000	10,075
Jarden 5.000%, 11/15/23 (A)	10,000	10,275
JB Poindexter 9.000%, 04/01/22 (A)	25,000	25,750
KB Home 7.500%, 09/15/22	12,000	11,364
LMI Aerospace 7.375%, 07/15/19	10,000	9,450
Martin Midstream Partners 7.250%, 02/15/21	10,000	8,550

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Moog 5.250%, 12/01/22 (A)	$15,000	$15,150
MPG Holdco I 7.375%, 10/15/22	15,000	14,447
NCI Building Systems 8.250%, 01/15/23 (A)	15,000	15,600
Omega US Sub 8.750%, 07/15/23 (A)	10,000	8,975
OPE KAG Finance Sub 7.875%, 07/31/23 (A)	5,000	4,881
Park-Ohio Industries 8.125%, 04/01/21	25,000	25,250
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	10,000	9,700
Tempur Sealy International 6.875%, 12/15/20	10,000	10,525
Tenneco 5.375%, 12/15/24	10,000	10,125
Terex 6.000%, 05/15/21	7,000	6,300
TransDigm 5.500%, 10/15/20	5,000	4,875
TRI Pointe Holdings 4.375%, 06/15/19	10,000	9,700
US Concrete 8.500%, 12/01/18	15,000	15,525
Waterjet Holdings 7.625%, 02/01/20 (A)	10,000	9,900
William Lyon Homes 7.000%, 08/15/22 (A)	10,000	9,600
Xerium Technologies 8.875%, 06/15/18	10,000	9,712
XPO Logistics 7.875%, 09/01/19 (A)	7,000	6,983
6.500%, 06/15/22 (A)	5,000	4,475
ZF North America Capital 4.000%, 04/29/20 (A)	10,000	9,983

		541,659

REAL ESTATE INVESTMENT TRUST — 1.4%
DuPont Fabros Technology 5.875%, 09/15/21	20,000	20,600
ESH Hospitality 5.250%, 05/01/25 (A)	5,000	4,815
Iron Mountain 5.750%, 08/15/24	25,000	24,688
RHP Hotel Properties 5.000%, 04/15/23	5,000	4,981

		55,084

TECHNOLOGY — 5.1%
Amkor Technology 6.625%, 06/01/21	15,000	14,438
Anixter 5.625%, 05/01/19	15,000	15,413

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
CDW 5.500%, 12/01/24	$10,000	$10,406
5.000%, 09/01/23	10,000	10,100
Emdeon 11.000%, 12/31/19	20,000	20,800
6.000%, 02/15/21 (A)	10,000	9,300
Ensemble S Merger Sub 9.000%, 09/30/23 (A)	5,000	4,662
First Data 5.000%, 01/15/24 (A)	10,000	10,000
IMS Health 6.000%, 11/01/20 (A)	20,000	20,660
Infor US 6.500%, 05/15/22 (A)	5,000	4,363
Intelsat Jackson Holdings 7.500%, 04/01/21	5,000	4,275
j2 Global 8.000%, 08/01/20	10,000	10,500
Leidos 5.500%, 07/01/33	10,000	9,210
Rackspace Hosting 6.500%, 01/15/24 (A)	10,000	9,125
Sensata Technologies 5.625%, 11/01/24 (A)	15,000	15,300
WEX 4.750%, 02/01/23 (A)	15,000	13,575
Zebra Technologies 7.250%, 10/15/22	15,000	15,600

		197,727

UTILITIES — 10.5%
Aegis Merger Sub 10.250%, 02/15/23 (A)	12,000	11,370
Altice 7.750%, 05/15/22 (A)	25,000	23,312
6.625%, 02/15/23 (A)	10,000	9,825
Blue Coat Holdings 8.375%, 06/01/23 (A)	15,000	15,150
Calpine 7.875%, 01/15/23 (A)	3,000	3,203
5.500%, 02/01/24	20,000	17,500
5.375%, 01/15/23	5,000	4,550
CenturyLink 5.625%, 04/01/25	7,000	5,950
Cogent Communications Group 5.375%, 03/01/22 (A)	10,000	9,700
CommScope 5.500%, 06/15/24 (A)	10,000	9,625
CPI International 8.750%, 02/15/18	25,000	24,375
DigitalGlobe 5.250%, 02/01/21 (A)	5,000	4,375
Dynegy 7.625%, 11/01/24	10,000	8,800
FirstEnergy 7.375%, 11/15/31	20,000	24,708

CORPORATE OBLIGATIONS — continued
	Face Amount/Shares	Value
UTILITIES — continued
Frontier Communications 11.000%, 09/15/25 (A)	$10,000	$9,638
10.500%, 09/15/22 (A)	10,000	9,725
9.000%, 08/15/31	10,000	7,950
Intelsat Luxembourg 7.750%, 06/01/21	30,000	13,050
Level 3 Financing 5.375%, 01/15/24 (A)	15,000	15,150
Neptune Finco 10.875%, 10/15/25 (A)	10,000	10,575
NRG Energy 7.875%, 05/15/21	15,000	13,050
6.250%, 05/01/24	5,000	3,987
SBA Communications 5.625%, 10/01/19	7,000	7,280
4.875%, 07/15/22	15,000	15,000
Sprint 7.875%, 09/15/23	15,000	10,687
7.125%, 06/15/24	30,000	20,250
Sprint Capital 8.750%, 03/15/32	10,000	7,050
Talen Energy Supply 6.500%, 06/01/25	10,000	6,800
TerraForm Power Operating 6.125%, 06/15/25 (A)	5,000	3,863
T-Mobile USA 6.625%, 04/01/23	25,000	25,563
West 5.375%, 07/15/22 (A)	25,000	21,062
Windstream 7.750%, 10/15/20	10,000	8,275
7.500%, 04/01/23	5,000	3,837
Zayo Group 10.125%, 07/01/20	10,000	10,750
6.000%, 04/01/23	10,000	9,775

		405,760

Total Corporate Obligations (Cost $4,049,846)		3,637,411

COMMON STOCK — 0.2%
ENERGY — 0.1%
Comstock Resources	1,104	1,932
EXCO Resources*	3,200	3,808

		5,740

PRODUCER DURABLES — 0.1%
Meritor*	365	2,493
Navistar International*	150	1,090

		3,583

Total Common Stock (Cost $21,159)		9,323

Total Investments — 94.6% (Cost $4,071,005) †		$3,646,734

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2016 (Unaudited)

Percentages are based upon Net Assets of $3,854,299.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $4,071,005, and the unrealized appreciation and depreciation were $9,833 and $(434,104), respectively.

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,637,411	$—	$3,637,411
Common Stock	9,323	—	—	9,323

Total Investments in Securities	$9,323	$3,637,411	$—	$3,646,734

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 82.4%
	Face Amount (1)		Value

CHINA — 15.2%
E-House China Holdings 2.750%, 12/15/18 (A)		50,000	$48,219
Kingsoft 1.250%, 04/11/19	HKD	2,000,000	245,474
Qihoo 360 Technology 2.500%, 09/15/18		200,000	196,750
SINA 1.000%, 12/01/18		150,000	145,594
SouFun Holdings 2.000%, 12/15/18		150,000	145,406
Vipshop Holdings 1.500%, 03/15/19 (E)		150,000	150,000
YY 2.250%, 04/01/19		150,000	143,531

			1,074,974

FRANCE — 1.0%
Neopost 3.375%, 12/29/49 (B)	EUR	86,655	71,969

HONG KONG — 10.6%
ASM Pacific Technology 2.000%, 03/28/19	HKD	2,000,000	254,470
PB Issuer No. 2 1.750%, 04/12/16		250,000	247,500
Shine Power International 0.965%, 07/28/19 (D)	HKD	2,000,000	247,724

			749,694

NORWAY — 2.8%
Ship Finance International 3.750%, 02/10/16		200,000	195,900

SOUTH KOREA — 2.7%
Hyundai Heavy Industries 0.755%, 06/29/20 (D)		200,000	187,000

UNITED ARAB EMIRATES — 5.0%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR	200,000	158,432
DP World 1.750%, 06/19/24		200,000	192,000

			350,432

UNITED KINGDOM — 1.5%
Premier Oil Finance Jersey MTN 2.500%, 07/27/18		200,000	104,000

CONVERTIBLE BONDS — continued
	Face Amount	Value

UNITED STATES — 43.6%
Ares Capital 5.125%, 06/01/16	$100,000	$100,750
Atlas Air Worldwide Holdings 2.250%, 06/01/22 (E)	250,000	192,813
Cobalt International Energy 2.625%, 12/01/19	100,000	50,563
Ctrip.com International 1.990%, 07/01/25 (A) (E)	175,000	186,922
FireEye 1.000%, 06/01/35 (A) (E)	80,000	65,600
Fluidigm 2.750%, 02/01/34 (E)	200,000	98,375
HealthSouth 2.000%, 12/01/43 (E)	100,000	107,688
Iconix Brand Group 1.500%, 03/15/18	200,000	100,250
Immunomedics 4.750%, 02/15/20 (A) (E)	150,000	102,375
Inphi 1.125%, 12/01/20 (A) (E)	100,000	96,563
Insulet 2.000%, 06/15/19 (E)	150,000	146,906
Integra LifeSciences Holdings 1.625%, 12/15/16 (E)	150,000	179,625
InvenSense 1.750%, 11/01/18	65,000	58,784
Jefferies Group 3.875%, 11/01/29	200,000	197,749
M/I Homes Inc 3.000%, 03/01/18	200,000	185,250
Microchip Technology 1.625%, 02/15/25 (A) (E)	150,000	144,187
Nuance Communications 2.750%, 11/01/31	200,000	201,000
Pandora Media 1.750%, 12/01/20 (A) (E)	100,000	89,000
PDL BioPharma 4.000%, 02/01/18	150,000	121,125
PTC Therapeutics 3.000%, 08/15/22 (A) (E)	100,000	79,063
ServiceSource International 1.500%, 08/01/18	200,000	162,125
Shutterfly 0.250%, 05/15/18	200,000	188,624
Stillwater Mining 1.750%, 10/15/32 (E)	150,000	129,000
SunEdison 2.000%, 10/01/18	100,000	28,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2016 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/Shares	Value

UNITED STATES — continued
Titan Machinery 3.750%, 05/01/19	$100,000	$66,563

		3,079,400

Total Convertible Bonds (Cost $6,409,626)		5,813,369

PREFERRED STOCK — 0.9%
UNITED STATES — 0.9%
Cowen Group Inc., 5.625%* (A) (E)	115	64,184

(Cost $115,000)		64,184

SHORT-TERM INVESTMENT — 9.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.130% (C) (Cost $629,491)	629,491	629,491

Total Investments — 92.3% (Cost $7,154,117) †		6,507,044

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — (9.7)%
CHINA — (0.6)%
Vipshop Holdings ADR*	(3,000)	(38,520)

UNITED STATES — (9.1)%
Atlas Air Worldwide Holdings*	(1,650)	(60,605)
Cowen Group, Cl A*	(13,250)	(37,895)
Ctrip.com International ADR*	(1,650)	(70,422)
FireEye*	(330)	(4,650)
Fluidigm*	(1,000)	(6,710)
HealthSouth	(1,900)	(68,001)
Immunomedics*	(5,600)	(10,528)
Inphi*	(1,325)	(36,769)
Insulet*	(1,440)	(47,779)
Integra LifeSciences Holdings*	(1,900)	(116,755)
Microchip Technology	(2,120)	(94,997)
Pandora Media*	(3,600)	(34,992)
PTC Therapeutics*	(1,065)	(25,368)
Stillwater Mining*	(4,200)	(27,510)

		(642,981)

Total Common Stock (Proceeds $864,899)		(681,501)

Total Securities Sold Short — (9.7)% (Proceeds $864,899) ††		(681,501)

PURCHASED OPTIONS — 0.5%
	Number of Contracts	Value

UNITED STATES — 0.5%
iShares MSCI Emerging Markets ETF, Expires 02/20/16 Put Option, Strike Price $29.00*	150	$4,050
March 16 Puts on SPX, Expires 03/19/16 Put Option, Strike Price $1,900*	6	24,300
SPDR Barclays High Yield Bond ETF, Expires 03/19/16 Put Option, Strike Price $31.00*	125	2,500
SPDR Barclays High Yield Bond ETF, Expires 06/18/16 Put Option, Strike Price $31.00*	40	3,000

Total Purchased Options (Cost $39,971)		33,850

WRITTEN OPTIONS — (0.1)%
UNITED STATES — 0.1%
Ctrip.com International, Expires 02/20/16 Put Option, Strike Price $38.50*	(10)	(700)
Ctrip.com International, Expires 02/20/16 Call Option, Strike Price $47.50*	(10)	(350)
iShares MSCI Emerging Markets ETF, Expires 02/20/16 Put Option, Strike Price $26.00*	(75)	(300)
March 16 Puts on SPX, Expires 03/19/16 Put Option, Strike Price $1,775*	(3)	(4,446)

Total Written Options (Premiums Received $10,936)		$(5,796)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
US Bank	2/18/16	EUR	(230,000)	US	D249,920	$660
US Bank	2/18/16	HKD	(5,500,000)	US	D708,589	1,698

						$2,358

For the period ended January 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based upon Net Assets of $7,053,442.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2016 (Unaudited)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

(A)	Floating rate security — Rate disclosed is the rate in effect on January 31, 2016.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(C)	The rate reported is the 7-day effective yield as of January 31, 2016.

(D)	Zero coupon security.

(E)	All or a portion of the shares have been committed as collateral for open short positions.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $7,154,117, and the unrealized appreciation and depreciation were $19,076 and $(666,149) respectively.

††	At January 31, 2016, the tax basis cost of the Fund’s securities sold short was $864,899, and the unrealized appreciation and depreciation were $196,056 and $(12,658) respectively.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

EUR – Euro Currency

HKD – Hong Kong Dollar

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

SPDR – Standard & Poor’s Depositary Rate

USD – United States Dollar

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,813,369	$—	$5,813,369
Preferred Stock	—	64,184	—	64,184
Short-Term Investment	629,491	—	—	629,491

Total Investments in Securities	$629,491	$5,877,553	$—	$6,507,044

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(681,501)	$—	$—	$(681,501)

Total Securities Sold Short	$(681,501)	$—	$—	$(681,501)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$33,850	$—	$—	$33,850
Written Options	(5,796)	—	—	(5,796)
Forwards Contracts* Appreciation	—	2,358	—	2,358

Total Other Financial Instruments	$28,054	$2,358	$—	$30,412

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

Amounts designated as “—“ are 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-019-0200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 93.9%
	Face Amount(1)		Value

CHINA — 7.6%
Crotona Asset 4.000%, 04/14/19		200,000	$207,000
Ctrip.com International 1.000%, 07/01/20 (A)		90,000	95,344
Vipshop Holdings 1.500%, 03/15/19		125,000	125,000

			427,344

FRANCE — 8.3%
Air France-KLM 0.209%, 02/15/23		92,700	107,080
BIM SAS 2.500%, 11/13/20		90,080	110,453
Ingenico Group 1.500%, 06/26/22		120,505	135,881
Orpar 1.700%, 07/15/19		100,000	109,954

			463,368

HUNGARY — 2.2%
Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19		100,000	121,340

ITALY — 4.3%
Beni Stabili SIIQ 2.625%, 04/17/19	EUR	100,000	123,496
Prysmian 1.250%, 03/08/18	EUR	100,000	117,505

			241,001

JAPAN — 11.4%
Iida Group Holdings 1.000%, 06/18/20	JPY	10,000,000	90,447
Joyo Bank 0.000%, 04/24/19		100,000	91,375
Musashi Seimitsu Industry 1.500%, 12/06/18		10,000,000	83,860
Shizuoka Bank 0.000%, 04/25/18		100,000	97,250
Takashimaya 0.000%, 12/11/18	JPY	10,000,000	84,975
Teijin 0.000%, 12/12/18		10,000,000	98,191
Terumo 0.000%, 12/04/19		10,000,000	96,436

			642,534

JERSEY — 2.9%
British Land Jersey MTN 1.500%, 09/10/17		100,000	162,539

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value

MEXICO — 3.9%
America Movil 0.000%, 05/28/20		200,000	$219,475

NORWAY — 3.7%
Marine Harvest 0.125%, 11/05/20		100,000	110,388
Ship Finance International 3.750%, 02/10/16		100,000	97,950

			208,338

SOUTH AFRICA — 2.6%
Steinhoff Finance Holdings GmbH 4.000%, 01/30/21	EUR	100,000	145,432

SPAIN — 2.3%
ACS Actividades Finance 2.625%, 10/22/18	EUR	100,000	128,777

SWEDEN — 3.0%
Industrivarden 1.875%, 02/27/17	EUR	150,000	169,498

SWITZERLAND — 2.9%
Schindler Holding 0.375%, 06/05/17	CHF	100,000	102,627
Swiss Life Holding 1.500%, 12/02/20		50,000	60,062

			162,689

UNITED ARAB EMIRATES — 1.4%
Aabar Investments PJSC MTN 0.500%, 03/27/20		100,000	79,216

UNITED KINGDOM — 5.2%
Helical Bar Jersey 4.000%, 06/17/19	GBP	100,000	147,478
Inmarsat Plc 1.750%, 11/16/17		100,000	146,250

			293,728

UNITED STATES — 32.2%
Array BioPharma 3.000%, 06/01/20		50,000	40,844
BroadSoft 1.000%, 09/01/22 (B)		59,000	61,839

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JANUARY 31, 2016 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/Shares	Value

CalAtlantic Group 1.250%, 08/01/32	$130,000	$136,174
Colony Capital 3.875%, 01/15/21	60,000	52,463
Electronics For Imaging 0.750%, 09/01/19	90,000	90,563
Empire State Realty OP 2.625%, 08/15/19	80,000	80,300
Immunomedics 4.750%, 02/15/20 (B)	25,000	17,063
Insulet 2.000%, 06/15/19	75,000	73,453
Intel 2.950%, 12/15/35	95,000	116,375
Ionis Pharmaceuticals 1.000%, 11/15/21	50,000	44,500
Jarden 1.125%, 03/15/34	105,000	122,391
LinkedIn 0.500%, 11/01/19 (B)	50,000	50,656
Novavax 3.750%, 02/01/23 (A)	15,000	14,250
Nuance Communications 1.000%, 12/15/35 (A)	30,000	27,019
NVIDIA 1.000%, 12/01/18	50,000	75,125
NXP Semiconductors 1.000%, 12/01/19 (B)	200,000	210,750
Priceline Group 0.350%, 06/15/20	95,000	104,797
PTC Therapeutics 3.000%, 08/15/22 (B)	15,000	11,859
Restoration Hardware Holdings 1.000%, 06/15/19 (B)	150,000	127,875
salesforce.com inc 0.250%, 04/01/18	85,000	100,724
ServiceNow 1.000%, 11/01/18	50,000	53,844
Synchronoss Technologies 0.750%, 08/15/19	70,000	66,544
Wright Medical Group 2.000%, 02/15/20 (B)	135,000	127,827

		1,807,235

Total Convertible Bonds (Cost $5,535,353)		5,272,514

PREFERRED STOCK — 1.1%
UNITED STATES — 1.1%
Frontier Communications, 11.125%*	700	62,566

(Cost $68,800)		62,566

SHORT-TERM INVESTMENT — 4.5%
	Shares	Value

SEI Daily Income Trust, Government Fund, Cl A, 0.013% (C) (Cost $254,421)	254,421	$254,421

Total Investments — 99.5% (Cost $5,858,574) †		$5,589,501

Percentages are based upon Net Assets of $5,616,131.

(1)	In U.S Dollars unless otherwise indicated.

*	Non-income producing security.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(C)	The rate reported is the 7-day effective yield as of January 31, 2016.

Cl – Class

CHF – Swiss Franc

EUR – Euro Currency

GBP – British Pound

JPY – Japanese Yen

MTN – Medium Term Note

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $5,858,574, and the unrealized appreciation and depreciation were $39,445 and $(308,518) respectively.

The following is a summary of the inputs used as of January 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,272,514	$—	$5,272,514
Preferred Stock	62,566	—	—	62,566
Short-Term Investment	254,421	—	—	254,421

Total Investments in Securities	$316,987	$5,272,514	$—	$5,589,501

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016